Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Overlay B Portfolio

December 31, 2022 (unaudited)

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 30.1%
Australia – 0.6%
Australia Government Bond
Series 136 4.75%, 04/21/2027(a)	AUD	4,320	$3,070,688
Series 145 2.75%, 06/21/2035(a)		518	303,436
Series 148 2.75%, 11/21/2027(a)		1,590	1,037,745
Series 150 3.00%, 03/21/2047(a)		1,043	563,322

			4,975,191

Austria – 0.6%
Republic of Austria Government Bond 0.00%, 02/20/2030(a)	EUR	405	348,681
0.90%, 02/20/2032(a)		5,412	4,761,723

			5,110,404

Belgium – 0.3%
Kingdom of Belgium Government Bond
Series 84 1.45%, 06/22/2037(a)		1,242	1,036,184
Series 96 2.75%, 04/22/2039(a)		1,442	1,406,610

			2,442,794

Canada – 0.7%
Canadian Government Bond 2.25%, 12/01/2029	CAD	808	561,005
2.75%, 09/01/2027		7,188	5,161,133

			5,722,138

China – 0.9%
China Government Bond Series INBK 2.80%, 03/24/2029	CNY	13,960	2,008,262
3.01%, 05/13/2028		19,890	2,903,541
3.81%, 09/14/2050		18,950	2,980,908

			7,892,711

Germany – 1.8%
Bundesrepublik Deutschland Bundesanleihe 0.00%, 02/15/2032(a)	EUR	2,702	2,303,592
0.25%, 02/15/2029(a)		950	889,434
1.70%, 08/15/2032(a)		7,802	7,748,992
3.25%, 07/04/2042(a)		3,091	3,637,518
Series 3 4.75%, 07/04/2034(a)		634	823,146

			15,402,682

	Principal Amount (000)		U.S. $ Value

Indonesia – 0.1%
Indonesia Treasury Bond Series FR87 6.50%, 02/15/2031	IDR	19,486,000	$1,218,540

			1,218,540

Italy – 0.1%
Italy Buoni Poliennali Del Tesoro Series 13Y 4.00%, 04/30/2035(a)	EUR	835	826,520

Japan – 1.5%
Japan Government Five Year Bond Series 138 0.10%, 12/20/2023	JPY	288,900	2,203,732
Japan Government Forty Year Bond Series 15 1.00%, 03/20/2062		333,150	2,037,967
Japan Government Ten Year Bond Series 332 0.60%, 12/20/2023		362,650	2,779,672
Japan Government Thirty Year Bond
Series 65 0.40%, 12/20/2049		188,950	1,094,942
Series 68 0.60%, 09/20/2050		285,650	1,714,488
Series 74 1.00%, 03/20/2052		86,000	568,515
Series 76 1.40%, 09/20/2052		222,450	1,625,068
Japan Government Twenty Year Bond Series 171 0.30%, 12/20/2039		112,650	744,525

			12,768,909

Malaysia – 0.1%
Malaysia Government Bond Series 0310 4.498%, 04/15/2030	MYR	4,736	1,104,999

New Zealand – 0.4%
New Zealand Government Bond
Series 433 3.50%, 04/14/2033(a)	NZD	3,930	2,293,324
Series 532 2.00%, 05/15/2032		2,074	1,069,912

			3,363,236

Peru – 0.2%
Peru Government Bond 6.15%, 08/12/2032	PEN	8,607	1,992,558

South Korea – 2.0%
Korea Treasury Bond
Series 2506 3.125%, 06/10/2025	KRW	15,958,420	12,423,564
Series 2703 2.375%, 03/10/2027	KRW	6,846,450	5,111,720

			17,535,284

	Principal Amount (000)		U.S. $ Value

United Kingdom – 0.7%
United Kingdom Gilt 0.875%, 01/31/2046(a)	GBP	2,808	$1,801,448
1.25%, 10/22/2041(a)		2,095	1,611,918
1.25%, 07/31/2051(a)		201	131,492
1.50%, 07/31/2053(a)		1,097	760,708
1.75%, 09/07/2037(a)		945	861,815
3.75%, 01/29/2038(a)		647	757,430

			5,924,811

United States – 20.1%
U.S. Treasury Bonds 1.125%, 08/15/2040(b) (c)	U.S.$	8,875	5,557,969
1.75%, 08/15/2041		6,975	4,809,618
1.875%, 02/15/2051		10,463	6,710,777
2.00%, 11/15/2041		2,643	1,901,433
2.00%, 02/15/2050		215	143,311
2.00%, 08/15/2051		6,238	4,121,177
2.25%, 08/15/2046		854	609,276
2.25%, 08/15/2049		590	418,347
2.25%, 02/15/2052		139	97,415
2.375%, 02/15/2042		1,485	1,141,286
2.375%, 11/15/2049		450	328,500
2.875%, 05/15/2049		905	733,616
2.875%, 05/15/2052		1,035	836,733
3.00%, 11/15/2045		169	139,900
3.00%, 08/15/2052		321	267,166
3.25%, 05/15/2042		2,114	1,865,781
3.375%, 08/15/2042		1,464	1,316,783
3.375%, 11/15/2048		495	439,854
3.625%, 08/15/2043		1,873	1,732,740
4.00%, 11/15/2042		788	776,919
4.00%, 11/15/2052		868	877,055
4.375%, 11/15/2039(c)		5,290	5,545,408
U.S. Treasury Notes 0.25%, 05/31/2025		1,309	1,188,508
0.375%, 04/15/2024		4,229	4,002,070
0.375%, 01/31/2026(b)		5,434	4,838,136
0.625%, 07/31/2026		1,865	1,649,068
0.875%, 09/30/2026(b)		6,397	5,685,889
1.25%, 11/30/2026(b)		8,434	7,573,648
1.25%, 12/31/2026		1,505	1,349,091
1.25%, 08/15/2031		3,470	2,825,800
1.375%, 11/15/2031		4,369	3,568,163
1.50%, 09/30/2024		15,926	15,124,438
1.50%, 02/15/2030(c)		3,867	3,302,660
1.625%, 05/15/2026(b)		6,600	6,081,189
2.125%, 05/31/2026		5,545	5,191,506
2.25%, 02/15/2027(c)		12,993	12,099,731
2.50%, 04/30/2024		7,142	6,938,899
2.75%, 07/31/2027		7,319	6,933,135

	Principal Amount (000)		U.S. $ Value

2.75%, 08/15/2032	U.S.$	5,636	$5,146,555
2.875%, 09/30/2023		5,987	5,910,292
3.00%, 07/31/2024		2,868	2,797,294
3.125%, 08/31/2027		598	575,850
3.25%, 08/31/2024		14,275	13,983,200
3.875%, 11/30/2027		12,989	12,935,933
3.875%, 12/31/2027		1,175	1,169,729
4.125%, 09/30/2027		1,748	1,756,740
4.125%, 11/15/2032		969	991,756

			173,990,344

Total Governments - Treasuries (cost $284,621,392)			260,271,121

CORPORATES - INVESTMENT GRADE – 18.8%
Industrial – 9.4%
Basic – 0.4%
Anglo American Capital PLC 3.875%, 03/16/2029(a)		634	570,204
Celanese US Holdings LLC 5.90%, 07/05/2024		1,039	1,038,449
Freeport Indonesia PT 4.763%, 04/14/2027(a)		585	560,934
Glencore Capital Finance DAC 1.125%, 03/10/2028(a)	EUR	260	229,211
LyondellBasell Industries NV 5.75%, 04/15/2024	U.S.$	277	277,573
Nucor Corp. 4.30%, 05/23/2027		180	175,156
Suzano Austria GmbH 3.75%, 01/15/2031		252	210,388
WRKCo., Inc. 4.00%, 03/15/2028		519	484,118

			3,546,033

Capital Goods – 0.4%
CNH Industrial Capital LLC 3.95%, 05/23/2025		815	790,037
Flowserve Corp. 2.80%, 01/15/2032		530	396,042
Parker-Hannifin Corp. 3.25%, 06/14/2029		223	199,346
4.50%, 09/15/2029		667	641,441
Raytheon Technologies Corp. 4.125%, 11/16/2028		671	643,039
Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025		162	152,385
4.40%, 03/15/2024		343	337,389

			3,159,679

Communications - Media – 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.80%, 03/01/2050		66	48,294
5.125%, 07/01/2049		100	76,307
5.375%, 05/01/2047		140	110,313

	Principal Amount (000)		U.S. $ Value

Discovery Communications LLC 4.125%, 05/15/2029	U.S.$	156	$135,286
4.65%, 05/15/2050		115	79,080
5.20%, 09/20/2047		599	447,531
5.30%, 05/15/2049		262	198,585
Fox Corp. 4.709%, 01/25/2029		210	203,270
5.576%, 01/25/2049		346	310,158
Interpublic Group of Cos., Inc. (The) 4.65%, 10/01/2028		725	693,992
Netflix, Inc. 3.625%, 05/15/2027	EUR	275	282,207
4.625%, 05/15/2029		260	272,283
5.875%, 11/15/2028	U.S.$	615	624,040
Paramount Global 4.20%, 05/19/2032		109	89,115
Prosus NV 3.257%, 01/19/2027(a)		604	542,091
3.68%, 01/21/2030(a)		786	651,545
Tencent Holdings Ltd. 3.24%, 06/03/2050(a)		525	329,700
Time Warner Cable LLC 4.50%, 09/15/2042		494	363,095
Warnermedia Holdings, Inc. 3.755%, 03/15/2027(a)		206	185,923
4.279%, 03/15/2032(a)		947	780,820
Weibo Corp. 3.375%, 07/08/2030		2,373	1,808,374

			8,232,009

Communications - Telecommunications – 0.4%
Bell Telephone Co. of Canada or Bell Canada (The) 3.00%, 03/17/2031	CAD	107	68,157
5.85%, 11/10/2032		422	327,062
British Telecommunications PLC 9.625%, 12/15/2030	U.S.$	247	294,839
CK Hutchison Group Telecom Finance SA 1.125%, 10/17/2028(a)	EUR	940	833,756
Deutsche Telekom International Finance BV 8.875%, 11/27/2028	GBP	248	357,529
T-Mobile USA, Inc. 2.55%, 02/15/2031	U.S.$	557	453,916
2.625%, 02/15/2029		76	64,506
2.875%, 02/15/2031		230	189,888
3.375%, 04/15/2029		45	39,649
TELUS Corp. 5.25%, 11/15/2032	CAD	542	398,294
Verizon Communications, Inc. 4.25%, 10/31/2030	EUR	669	722,762
Vodafone Group PLC 4.20%, 12/13/2027(a)	AUD	30	19,185

			3,769,543

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Automotive – 0.5%
General Motors Co. 6.125%, 10/01/2025	U.S.$	169	$172,289
6.80%, 10/01/2027		100	103,842
General Motors Financial Co., Inc. 5.25%, 03/01/2026		206	202,865
Harley-Davidson Financial Services, Inc. 3.05%, 02/14/2027(a)		1,711	1,529,018
Lear Corp. 3.50%, 05/30/2030		43	36,327
Nissan Motor Acceptance Co. LLC 1.85%, 09/16/2026(a)		104	86,974
Nissan Motor Co., Ltd. 4.345%, 09/17/2027(a)		1,550	1,404,780
Volkswagen International Finance NV 0.875%, 09/22/2028(a)	EUR	700	606,773
3.50%, 06/17/2025(a) (d)		300	297,156

			4,440,024

Consumer Cyclical - Other – 0.2%
Las Vegas Sands Corp. 3.90%, 08/08/2029	U.S.$	1,282	1,085,610
Marriott International, Inc./MD Series EE 5.75%, 05/01/2025		77	77,815
MDC Holdings, Inc. 6.00%, 01/15/2043		1,027	840,363

			2,003,788

Consumer Cyclical - Retailers – 0.4%
Advance Auto Parts, Inc. 3.50%, 03/15/2032		16	13,080

3.90%, 04/15/2030		1,234	1,084,254

AutoNation, Inc. 3.80%, 11/15/2027		274	248,951
3.85%, 03/01/2032		22	17,585
4.75%, 06/01/2030		65	58,166
Lowe’s Cos., Inc. 5.80%, 09/15/2062		406	391,486
PVH Corp. 3.125%, 12/15/2027(a)	EUR	385	374,768
Ross Stores, Inc. 4.70%, 04/15/2027	U.S.$	1,097	1,079,437

			3,267,727

Consumer Non-Cyclical – 0.9%
Altria Group, Inc. 3.125%, 06/15/2031	EUR	768	678,919
3.40%, 05/06/2030	U.S.$	985	840,836
4.80%, 02/14/2029		200	191,760
Amgen, Inc. 3.35%, 02/22/2032		170	148,342
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.70%, 02/01/2036		431	406,334

	Principal Amount (000)		U.S. $ Value

BAT Capital Corp. 2.259%, 03/25/2028	U.S.$	1,614	$1,343,316
4.70%, 04/02/2027		245	235,320
4.906%, 04/02/2030		292	267,624
7.75%, 10/19/2032		125	134,504
British American Tobacco PLC Series 5.25 3.00%, 09/27/2026(a) (d)	EUR	528	437,497
Cargill, Inc. 5.125%, 10/11/2032(a)	U.S.$	446	447,227
Cigna Corp. 4.375%, 10/15/2028		416	401,282
CVS Health Corp. 4.30%, 03/25/2028		32	30,952
Imperial Brands Finance Netherlands BV 1.75%, 03/18/2033(a)	EUR	176	131,685
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031	U.S.$	810	585,298
Philip Morris International, Inc. 5.00%, 11/17/2025		390	391,993
5.625%, 11/17/2029		138	140,546
Takeda Pharmaceutical Co., Ltd. 4.40%, 11/26/2023		225	223,181
Zoetis, Inc. 5.40%, 11/14/2025		646	658,958

			7,695,574

Energy – 2.0%
BP Capital Markets America, Inc. 2.939%, 06/04/2051		1,736	1,146,159
BP Capital Markets PLC 3.25%, 03/22/2026(a) (d)	EUR	218	214,349
3.625%, 03/22/2029(a) (d)		578	531,227
Continental Resources, Inc./OK 2.875%, 04/01/2032(a)	U.S.$	1,225	909,575
5.75%, 01/15/2031(a)		905	843,243
Devon Energy Corp. 5.60%, 07/15/2041		896	837,115
Diamondback Energy, Inc. 6.25%, 03/15/2033		273	277,259
Ecopetrol SA 5.875%, 11/02/2051		459	308,677
6.875%, 04/29/2030		80	72,400
Enbridge Energy Partners LP 7.375%, 10/15/2045		1,151	1,287,554
Enbridge Pipelines, Inc. 2.82%, 05/12/2031	CAD	192	118,927
Enbridge, Inc. 6.10%, 11/09/2032		186	144,536
Energy Transfer LP 3.90%, 07/15/2026	U.S.$	407	384,851
Eni SpA 4.25%, 05/09/2029(a)		350	324,159
Series NC9 3.375%, 07/13/2029(a) (d)	EUR	590	523,820

	Principal Amount (000)		U.S. $ Value

EQT Corp. 5.70%, 04/01/2028	U.S.$	388	$385,835
Kinder Morgan Energy Partners LP 7.30%, 08/15/2033		500	540,915
Marathon Oil Corp. 4.40%, 07/15/2027		100	95,493
Marathon Petroleum Corp. 5.125%, 12/15/2026		269	267,948
6.50%, 03/01/2041		240	247,627
Oleoducto Central SA 4.00%, 07/14/2027(a)		1,046	918,388
ONEOK Partners LP 6.125%, 02/01/2041		96	91,116
ONEOK, Inc. 3.40%, 09/01/2029		37	31,989
4.00%, 07/13/2027		263	247,728
4.35%, 03/15/2029		505	468,287
6.10%, 11/15/2032		136	136,495
6.35%, 01/15/2031		667	679,720
Plains All American Pipeline LP/PAA Finance Corp. 3.55%, 12/15/2029		768	667,461
Suncor Energy, Inc. 6.50%, 06/15/2038		166	170,696
6.80%, 05/15/2038		436	457,621
6.85%, 06/01/2039		281	295,679
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(a)		438	310,651
TotalEnergies SE 2.00%, 01/17/2027(a) (d)	EUR	505	461,334
Series NC7 1.625%, 10/25/2027(a) (d)		304	263,932
TransCanada PipeLines Ltd. 5.33%, 05/12/2032	CAD	540	397,347
6.20%, 10/15/2037	U.S.$	220	224,596
Valero Energy Corp. 6.625%, 06/15/2037		120	128,290
Var Energi ASA 7.50%, 01/15/2028(a)		1,430	1,454,954
8.00%, 11/15/2032(a)		749	772,144

			17,640,097

Other Industrial – 0.1%
Alfa SAB de CV 5.25%, 03/25/2024(a)		668	662,072

Services – 0.5%
Amazon.com, Inc. 4.55%, 12/01/2027		1,024	1,021,030
Booking Holdings, Inc. 4.50%, 11/15/2031	EUR	805	869,502
4.625%, 04/13/2030	U.S.$	585	566,058
Expedia Group, Inc. 4.625%, 08/01/2027		159	152,619

	Principal Amount (000)		U.S. $ Value

6.25%, 05/01/2025(a)	U.S.$	33	$33,238
Global Payments, Inc. 3.20%, 08/15/2029		253	215,963
4.45%, 06/01/2028		213	198,169
5.30%, 08/15/2029		281	272,730
5.40%, 08/15/2032		552	526,267
S&P Global, Inc. 4.25%, 05/01/2029(a)		232	221,404
4.75%, 08/01/2028(a)		51	50,414

			4,127,394

Technology – 2.2%
Apple, Inc. 4.10%, 08/08/2062		417	352,056
Broadcom, Inc. 3.137%, 11/15/2035(a)		70	51,356
3.187%, 11/15/2036(a)		479	345,713
4.00%, 04/15/2029(a)		83	75,532
4.15%, 11/15/2030		225	201,573
4.15%, 04/15/2032(a)		753	661,895
4.926%, 05/15/2037(a)		518	452,748
Dell International LLC/EMC Corp. 6.02%, 06/15/2026		252	257,264
8.35%, 07/15/2046		93	106,684
Entegris Escrow Corp. 4.75%, 04/15/2029(a)		1,249	1,142,385
Fidelity National Information Services, Inc. 1.00%, 12/03/2028	EUR	691	613,780
1.50%, 05/21/2027		126	120,818
Fiserv, Inc. 1.625%, 07/01/2030		810	715,302
3.50%, 07/01/2029	U.S.$	758	683,057
Honeywell International, Inc. 4.125%, 11/02/2034	EUR	2,070	2,169,099
HP, Inc. 5.50%, 01/15/2033	U.S.$	1,631	1,534,167
Infor, Inc. 1.75%, 07/15/2025(a)		398	359,068
Intel Corp. 5.05%, 08/05/2062		1,242	1,095,929
International Business Machines Corp. 4.90%, 07/27/2052		788	720,523
KLA Corp. 4.10%, 03/15/2029		108	104,501
5.25%, 07/15/2062		524	505,141
Kyndryl Holdings, Inc. 2.05%, 10/15/2026		1,611	1,331,991
Micron Technology, Inc. 6.75%, 11/01/2029		1,044	1,062,280
NXP BV/NXP Funding LLC 5.55%, 12/01/2028		445	445,748
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.40%, 05/01/2030		261	225,233
Oracle Corp. 2.875%, 03/25/2031		441	365,867
3.60%, 04/01/2040		163	120,364

	Principal Amount (000)		U.S. $ Value

3.65%, 03/25/2041	U.S.$	91	$67,277
5.375%, 07/15/2040		141	129,457
6.90%, 11/09/2052		477	516,181
QUALCOMM, Inc. 6.00%, 05/20/2053		395	421,990
SK Hynix, Inc. 2.375%, 01/19/2031(a)		468	343,190
TSMC Arizona Corp. 3.875%, 04/22/2027		504	481,729
VeriSign, Inc. 2.70%, 06/15/2031		84	68,720
Western Digital Corp. 2.85%, 02/01/2029		313	242,074
3.10%, 02/01/2032		849	610,499
Workday, Inc. 3.70%, 04/01/2029		82	75,219
3.80%, 04/01/2032		98	86,486

			18,862,896

Transportation - Airlines – 0.1%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(a)		488	475,920
4.75%, 10/20/2028(a)		563	530,295
Southwest Airlines Co. 2.625%, 02/10/2030		150	124,137

			1,130,352

Transportation - Railroads – 0.0%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)		391	346,989

Transportation - Services – 0.3%
Chicago Parking Meters 4.93%, 12/30/2025(e)		800	775,993
ENA Master Trust 4.00%, 05/19/2048(a)		1,113	746,406
FedEx Corp. 0.45%, 05/04/2029	EUR	423	358,392
Heathrow Funding Ltd. 6.45%, 12/10/2031(a)	GBP	300	373,203

			2,253,994

			81,138,171

Financial Institutions – 8.4%
Banking – 6.1%
AIB Group PLC 0.50%, 11/17/2027(a)	EUR	700	633,995
7.583%, 10/14/2026(a)	U.S.$	1,524	1,550,853
Australia & New Zealand Banking Group Ltd. 4.40%, 05/19/2026(a)		225	215,584
Banco Bilbao Vizcaya Argentaria SA Series 9 6.50%, 03/05/2025(d)		400	383,580

	Principal Amount (000)		U.S. $ Value

Banco de Credito del Peru S.A. 3.125%, 07/01/2030(a)	U.S.$	1,095	$996,997
Banco Santander SA 4.175%, 03/24/2028		1,600	1,482,864
Bank of America Corp.
3.559%, 04/23/2027		369	345,757
4.376%, 04/27/2028		1,066	1,019,192
Bank of Ireland Group PLC 6.253%, 09/16/2026(a)		497	494,843
Barclays PLC 7.385%, 11/02/2028		1,202	1,250,248
8.00%, 03/15/2029(d)		569	535,850
BNP Paribas SA 2.871%, 04/19/2032(a)		498	389,690
4.625%, 02/25/2031(a) (d)		1,869	1,447,148
CaixaBank SA 0.375%, 11/18/2026(a)	EUR	400	379,881
1.50%, 12/03/2026(a)	GBP	400	423,171
Capital One Financial Corp. 3.273%, 03/01/2030	U.S.$	209	179,094
4.927%, 05/10/2028		180	174,361
Citigroup, Inc. 2.666%, 01/29/2031		129	105,835
4.075%, 04/23/2029		415	382,709
4.14%, 05/24/2025		508	500,238
5.95%, 01/30/2023(d)		311	308,767
Series P 5.95%, 05/15/2025(d)		367	335,519
Series W 4.00%, 12/10/2025(d)		574	500,683
Series Y 4.15%, 11/15/2026(d)		340	279,864
Citizens Financial Group, Inc. 4.30%, 12/03/2025		502	487,557
Commonwealth Bank of Australia 3.784%, 03/14/2032(a)		311	255,533
Cooperatieve Rabobank UA 3.25%, 12/29/2026(a) (d)	EUR	200	182,013
4.375%, 06/29/2027(a) (d)		400	380,767
Credit Suisse Group AG 4.194%, 04/01/2031(a)	U.S.$	1,262	984,424
6.373%, 07/15/2026(a)		832	781,165
7.50%, 12/11/2023(a) (d)		223	194,951
Danske Bank A/S 0.75%, 06/09/2029(a)	EUR	337	293,582
3.875%, 09/12/2023(a)	U.S.$	542	534,705
4.298%, 04/01/2028(a)		920	847,881
Deutsche Bank AG/New York NY 2.129%, 11/24/2026		272	239,934
3.961%, 11/26/2025		455	435,048
6.119%, 07/14/2026		746	742,158

	Principal Amount (000)			U.S. $ Value

Discover Bank 4.682%, 08/09/2028		U.S.$	300	$288,744
Discover Financial Services 6.70%, 11/29/2032			221	224,896
Federation Des Caisses Desjard 4.55%, 08/23/2027(a)			810	777,244
Fifth Third Bancorp Series L 4.50%, 09/30/2025(d)			354	329,149
Goldman Sachs Group, Inc. (The) Series V 4.125%, 11/10/2026(d)			676	562,446
HSBC Holdings PLC 5.21%, 08/11/2028			483	465,134
5.402%, 08/11/2033			463	430,094
7.336%, 11/03/2026			2,010	2,090,500
ING Groep NV 6.50%, 04/16/2025(d)			201	190,228
6.75%, 04/16/2024(a) (d)			281	270,589
Intesa Sanpaolo SpA 5.017%, 06/26/2024(a)			400	386,232
7.00%, 11/21/2025(a)			799	816,075
JPMorgan Chase & Co. 1.09%, 03/11/2027(a)		EUR	427	415,346
2.58%, 04/22/2032		U.S.$	749	599,230
4.005%, 04/23/2029			112	103,748
4.565%, 06/14/2030			779	735,586
5.546%, 12/15/2025			1,170	1,170,070
Series X 6.10%, 10/01/2024(d)			360	350,442
Lloyds Banking Group PLC 7.953%, 11/15/2033			1,168	1,237,846
Mizuho Financial Group, Inc. 5.414%, 09/13/2028			787	786,355
Morgan Stanley 0.406%, 10/29/2027		EUR	1,227	1,133,146
3.772%, 01/24/2029	U.S.$		450	411,858
4.21%, 04/20/2028			516	490,117
4.813%, 10/25/2028		EUR	620	675,744
6.296%, 10/18/2028	U.S.$		637	656,620
Nationwide Building Society 2.972%, 02/16/2028(a)			1,007	886,714
Natwest Group PLC 0.78%, 02/26/2030(a)		EUR	750	629,023
7.472%, 11/10/2026		U.S.$	900	937,152
PNC Financial Services Group, Inc. (The) Series O 8.118% (LIBOR 3 Month + 3.68%), 02/01/2023(d) (f)			56	56,078
Santander Holdings USA, Inc. 2.49%, 01/06/2028			585	503,281
4.26%, 06/09/2025			158	153,121

	Principal Amount (000)		U.S. $ Value

Santander UK Group Holdings PLC 0.603%, 09/13/2029(a)	EUR	151	$125,530
2.469%, 01/11/2028	U.S.$	687	587,571
6.833%, 11/21/2026		1,334	1,352,410
Societe Generale SA 2.797%, 01/19/2028(a)		1,898	1,657,960
8.00%, 09/29/2025(a) (d)		390	392,149
Standard Chartered PLC 2.608%, 01/12/2028(a)		455	394,844
3.971%, 03/30/2026(a)		550	522,940
5.925% (LIBOR 3 Month + 1.51%), 01/30/2027(a) (d) (f)		1,100	847,836
6.00%, 07/26/2025(a) (d)		558	537,800
7.776%, 11/16/2025(a)		513	529,170
Svenska Handelsbanken AB 4.75%, 03/01/2031(a) (d)		600	490,878
Swedbank AB Series NC5 5.625%, 09/17/2024(a) (d)		1,200	1,149,240
Truist Financial Corp. Series Q 5.10%, 03/01/2030(d)		977	907,311
UBS Group AG 4.488%, 05/12/2026(a)		254	247,863
5.531% (SOFR + 1.58%), 05/12/2026(a) (f)		845	846,952
7.00%, 02/19/2025(a) (d)		400	395,480
UniCredit SpA 1.982%, 06/03/2027(a)		202	172,021
2.569%, 09/22/2026(a)		860	761,195
3.127%, 06/03/2032(a)		996	752,847
US Bancorp Series J 5.30%, 04/15/2027(d)		423	368,653
Wells Fargo & Co. 3.584%, 05/22/2028		168	155,618
Series BB 3.90%, 03/15/2026(d)		389	341,016

			52,976,533

Brokerage – 0.2%
Charles Schwab Corp. (The) 2.90%, 03/03/2032		3	2,549
Series G 5.375%, 06/01/2025(d)		226	221,516
Series I 4.00%, 06/01/2026(d)		1,742	1,510,575

			1,734,640

Finance – 0.9%
Air Lease Corp. 2.10%, 09/01/2028		114	93,046
2.875%, 01/15/2026		104	96,297
3.625%, 04/01/2027		51	46,509

	Principal Amount (000)		U.S. $ Value

Aircastle Ltd. 2.85%, 01/26/2028(a)	U.S.$	1,604	$1,312,521
4.125%, 05/01/2024		215	207,811
4.25%, 06/15/2026		278	261,732
5.25%, 08/11/2025(a)		849	817,426
Aviation Capital Group LLC 1.95%, 01/30/2026(a)		675	588,033
1.95%, 09/20/2026(a)		285	240,850
3.50%, 11/01/2027(a)		267	233,633
4.125%, 08/01/2025(a)		12	11,152
4.375%, 01/30/2024(a)		290	283,010
4.875%, 10/01/2025(a)		271	255,298
5.50%, 12/15/2024(a)		828	812,318
CDBL Funding 1 3.50%, 10/24/2027(a)		850	777,767
Synchrony Financial 2.875%, 10/28/2031		1,032	769,087
3.95%, 12/01/2027		298	266,016
4.50%, 07/23/2025		109	104,754
4.875%, 06/13/2025		109	106,336

			7,283,596

Insurance – 0.4%
Alleghany Corp. 3.625%, 05/15/2030		474	439,412
Allianz SE 2.121%, 07/08/2050(a)	EUR	200	172,651
4.252%, 07/05/2052(a)		300	294,429
Guardian Life Insurance Co. of America (The) 4.85%, 01/24/2077(a)	U.S.$	423	348,125
Liberty Mutual Group, Inc. 3.625%, 05/23/2059(a)	EUR	365	344,266
Nationwide Mutual Insurance Co. 9.375%, 08/15/2039(a)	U.S.$	420	543,799
Swiss Re Finance Luxembourg SA 5.00%, 04/02/2049(a)		800	739,632
Voya Financial, Inc. 5.65%, 05/15/2053		895	879,132

			3,761,446

REITs – 0.8%
American Tower Corp. 0.50%, 01/15/2028	EUR	720	631,261
0.875%, 05/21/2029		880	748,764
3.65%, 03/15/2027	U.S.$	413	386,287
4.05%, 03/15/2032		208	186,022
Annington Funding PLC 3.184%, 07/12/2029(a)	GBP	305	306,248
Digital Euro Finco LLC 2.50%, 01/16/2026(a)	EUR	820	812,849

	Principal Amount (000)		U.S. $ Value

Essential Properties LP 2.95%, 07/15/2031	U.S.$	533	$386,505
GLP Capital LP/GLP Financing II, Inc. 3.25%, 01/15/2032		955	764,192
Host Hotels & Resorts LP Series E 4.00%, 06/15/2025		268	257,602
Series I 3.50%, 09/15/2030		189	155,908
Office Properties Income Trust 3.45%, 10/15/2031		633	426,699
Omega Healthcare Investors, Inc. 3.25%, 04/15/2033		425	307,398
3.625%, 10/01/2029		67	55,069
SBB Treasury Oyj 0.75%, 12/14/2028(a)	EUR	366	249,817
1.125%, 11/26/2029(a)		111	75,516
Vornado Realty LP 3.40%, 06/01/2031	U.S.$	852	632,184
WPC Eurobond BV 0.95%, 06/01/2030	EUR	277	214,315
1.35%, 04/15/2028		138	122,612

			6,719,248

			72,475,463

Utility – 1.0%
Electric – 0.8%
Adani Transmission Step-One Ltd. 4.00%, 08/03/2026(a)	U.S.$	328	291,612
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)		731	630,395
Berkshire Hathaway Energy Co. 6.125%, 04/01/2036		209	219,565
Cadent Finance PLC 0.625%, 03/19/2030(a)	EUR	555	465,643
Chile Electricity Pec SpA Zero Coupon 01/25/2028(a)	U.S.$	910	650,821
Consolidated Edison Co. of New York, Inc. 4.50%, 05/15/2058		256	214,134
Duke Energy Carolinas NC Storm Funding LLC Series A-2 2.617%, 07/01/2041		542	395,985
E.ON International Finance BV 6.25%, 06/03/2030(a)	GBP	375	471,985
Electricite de France SA 2.875%, 12/15/2026(a) (d)	EUR	400	350,221
5.875%, 07/18/2031	GBP	230	277,653
Enel Finance International NV 7.50%, 10/14/2032(a)	U.S.$	800	850,160
Engie Energia Chile SA 3.40%, 01/28/2030(a)		543	440,950

	Principal Amount (000)		U.S. $ Value

Entergy Arkansas LLC 3.35%, 06/15/2052	U.S.$	237	$166,085
Iberdrola International BV Series NC6 1.45%, 11/09/2026(a) (d)	EUR	500	453,769
Orsted AS 4.875%, 01/12/2032(a)	GBP	395	467,445
Public Service Enterprise Group, Inc. 5.85%, 11/15/2027	U.S.$	510	525,361

			6,871,784

Natural Gas – 0.0%
Southern Gas Networks PLC Series A7 4.875%, 03/21/2029(a)	GBP	300	354,554

Other Utility – 0.2%
American Water Capital Corp. 3.45%, 06/01/2029	U.S.$	132	120,418
Anglian Water Services Financing PLC 2.75%, 10/26/2029(a)	GBP	400	418,500
Suez SACA 1.875%, 05/24/2027(a)	EUR	600	581,864
Thames Water Utilities Finance PLC 6.75%, 11/16/2028	GBP	360	458,637

			1,579,419

			8,805,757

Total Corporates - Investment Grade (cost $181,125,627)			162,419,391

INFLATION-LINKED SECURITIES – 16.1%
United States – 16.1%
U.S. Treasury Inflation Index 0.125%, 07/15/2024 (TIPS)	U.S.$	9,372	9,073,675
0.125%, 07/15/2026 (TIPS)		17,387	16,390,307
0.125%, 10/15/2026 (TIPS)		4,885	4,585,233
0.125%, 07/15/2030 (TIPS)		61,841	55,473,198
0.375%, 07/15/2027 (TIPS)		17,946	16,936,584
2.50%, 01/15/2029 (TIPS)		35,310	36,822,220

Total Inflation-Linked Securities (cost $142,948,215)			139,281,217

MORTGAGE PASS-THROUGHS – 7.0%
Agency Fixed Rate 30-Year – 6.8%
Federal Home Loan Mortgage Corp. Series 2019 3.50%, 09/01/2049		595	552,071
3.50%, 10/01/2049		168	156,068
3.50%, 11/01/2049		223	207,068
4.00%, 06/01/2049		306	292,967
Series 2020 2.50%, 07/01/2050		453	391,070
3.50%, 01/01/2050		1,175	1,091,766
Series 2022 2.00%, 03/01/2052		2,169	1,778,956

	Principal Amount (000)		U.S. $ Value

2.50%, 04/01/2052	U.S.$	3,499	$2,985,055
3.00%, 03/01/2052		1,404	1,242,512
Federal Home Loan Mortgage Corp. Gold
Series 2016 4.00%, 02/01/2046		526	509,268
Series 2017 4.00%, 07/01/2044		347	336,170
Series 2018 4.50%, 03/01/2048		130	128,210
4.50%, 11/01/2048		401	395,332
5.00%, 11/01/2048		147	147,777
Series 2019 4.50%, 02/01/2049		322	317,932
Federal National Mortgage Association
Series 2007 5.50%, 08/01/2037		123	126,600
Series 2010 4.00%, 12/01/2040		217	210,177
Series 2012 3.50%, 02/01/2042		210	196,671
3.50%, 11/01/2042		2,213	2,070,867
3.50%, 01/01/2043		371	347,813
Series 2013 3.50%, 03/01/2043		6	5,723
3.50%, 04/01/2043		1,268	1,188,191
4.00%, 10/01/2043		618	597,501
Series 2014 5.50%, 09/01/2041		342	353,968
Series 2015 3.00%, 05/01/2045		82	74,377
3.00%, 08/01/2045		619	558,540
Series 2018 3.50%, 03/01/2048		1,247	1,159,578
4.50%, 09/01/2048		1,093	1,075,291
Series 2019 3.50%, 11/01/2049		466	432,301
Series 2020 2.50%, 07/01/2050		2,555	2,210,764
3.50%, 01/01/2050		1,231	1,142,052
Series 2021 2.00%, 07/01/2051		2,259	1,850,406
2.50%, 01/01/2052		1,431	1,221,067
Series 2022 2.50%, 03/01/2052		1,557	1,323,754
2.50%, 04/01/2052		1,865	1,587,899
2.50%, 05/01/2052		2,114	1,800,836
3.00%, 02/01/2052		3,092	2,735,870
3.00%, 03/01/2052		2,129	1,883,624
Government National Mortgage Association 4.00%, 01/01/2053, TBA		1,107	1,047,966
Series 2016 3.00%, 04/20/2046		68	61,267
3.00%, 05/20/2046		180	163,397
Series 2023 3.00%, 01/01/2053, TBA		309	275,127
4.50%, 01/01/2053, TBA		1,370	1,329,364
4.50%, 01/01/2053, TBA		2,693	2,613,076

	Principal Amount (000)		U.S. $ Value

Uniform Mortgage-Backed Security Series 2023 2.00%, 01/01/2053, TBA	U.S.$	5,012	$4,090,889
2.50%, 01/01/2053, TBA		5,697	4,829,988
2.50%, 01/01/2053, TBA		4,634	3,928,763
3.00%, 01/01/2053, TBA		1,473	1,294,053
3.00%, 01/01/2053, TBA		1,462	1,284,728
3.00%, 01/01/2053, TBA		1,056	927,991
4.00%, 01/01/2053, TBA		1,113	1,044,633
4.50%, 01/01/2053, TBA		1,924	1,854,556

			59,431,890

Agency Fixed Rate 15-Year – 0.2%
Federal National Mortgage Association Series 2013 2.50%, 03/01/2028		29	27,352
2.50%, 06/01/2028		6	5,729
Series 2014 2.50%, 09/01/2029		88	83,349
Series 2016 2.50%, 11/01/2031		19	18,056
2.50%, 12/01/2031		1,446	1,353,712
2.50%, 01/01/2032		33	30,604
Series 2017 2.50%, 02/01/2032		98	92,159

			1,610,961

Total Mortgage Pass-Throughs (cost $65,514,847)			61,042,851

COLLATERALIZED MORTGAGE OBLIGATIONS – 4.0%
Risk Share Floating Rate – 3.6%
Bellemeade Re Ltd.
Series 2019-1A, Class M1B 6.139% (LIBOR 1 Month + 1.75%), 03/25/2029(a) (f)		118	118,173
Series 2019-2A, Class M1C 6.389% (LIBOR 1 Month + 2.00%), 04/25/2029(a) (f)		259	257,399
Series 2019-3A, Class M1B 5.989% (LIBOR 1 Month + 1.60%), 07/25/2029(a) (f)		132	131,626
Series 2019-3A, Class M1C 6.339% (LIBOR 1 Month + 1.95%), 07/25/2029(a) (f)		441	436,970
Series 2019-4A, Class M1C 6.889% (LIBOR 1 Month + 2.50%), 10/25/2029(a) (f)		205	204,691
Series 2019-4A, Class M2 7.239% (LIBOR 1 Month + 2.85%), 10/25/2029(a) (f)		330	315,319
Series 2021-1A, Class M1C 6.878% (SOFR + 2.95%), 03/25/2031(a) (f)		602	575,258

	Principal Amount (000)		U.S. $ Value

Series 2021-2A, Class M1B 5.428% (SOFR + 1.50%), 06/25/2031(a) (f)	U.S.$	918	$881,168
Series 2021-3A, Class A2 4.928% (SOFR + 1.00%), 09/25/2031(a) (f)		878	832,043
Series 2022-1, Class M1B 6.078% (SOFR + 2.15%), 01/26/2032(a) (f)		335	318,510
Series 2022-2, Class M1A 8.012% (SOFR + 4.00%), 09/27/2032(a) (f)		1,387	1,362,157
Connecticut Avenue Securities Trust
Series 2018-R07, Class 1M2 6.789% (LIBOR 1 Month + 2.40%), 04/25/2031(a) (f)		39	39,127
Series 2019-R02, Class 1M2 6.689% (LIBOR 1 Month + 2.30%), 08/25/2031(a) (f)		24	23,674
Series 2019-R03, Class 1M2 6.539% (LIBOR 1 Month + 2.15%), 09/25/2031(a) (f)		18	17,762
Series 2019-R06, Class 2M2 6.489% (LIBOR 1 Month + 2.10%), 09/25/2039(a) (f)		10	10,011
Series 2019-R07, Class 1M2 6.489% (LIBOR 1 Month + 2.10%), 10/25/2039(a) (f)		91	90,835
Series 2020-R01, Class 1M2 6.439% (LIBOR 1 Month + 2.05%), 01/25/2040(a) (f)		264	262,359
Series 2020-R02, Class 2M2 6.389% (LIBOR 1 Month + 2.00%), 01/25/2040(a) (f)		216	212,440
Series 2021-R01, Class 1M1 4.678% (SOFR + 0.75%), 10/25/2041(a) (f)		16	15,570
Series 2021-R01, Class 1M2 5.478% (SOFR + 1.55%), 10/25/2041(a) (f)		48	46,491
Series 2021-R03, Class 1M2 5.578% (SOFR + 1.65%), 12/25/2041(a) (f)		200	188,638
Series 2022-R01, Class 1M2 5.828% (SOFR + 1.90%), 12/25/2041(a) (f)		1,987	1,886,613
Series 2022-R02, Class 2M1 5.128% (SOFR + 1.20%), 01/25/2042(a) (f)		445	435,613
Series 2022-R02, Class 2M2 6.928% (SOFR + 3.00%), 01/25/2042(a) (f)		602	567,220

	Principal Amount (000)		U.S. $ Value

Series 2022-R03, Class 1M2 7.428% (SOFR + 3.50%), 03/25/2042(a) (f)	U.S.$	1,602	$1,621,834
Series 2022-R04, Class 1M2 7.028% (SOFR + 3.10%), 03/25/2042(a) (f)		130	129,062
Series 2022-R05, Class 2M2 6.928% (SOFR + 3.00%), 04/25/2042(a) (f)		1,234	1,194,391
Series 2022-R06, Class 1M1 6.678% (SOFR + 2.75%), 05/25/2042(a) (f)		529	535,157
Series 2022-R07, Class 1M1 6.894% (SOFR + 2.95%), 06/25/2042(a) (f)		715	721,432
Eagle Re Ltd.
Series 2018-1, Class M1 6.089% (LIBOR 1 Month + 1.70%), 11/25/2028(a) (f)		208	206,936
Series 2018-1, Class M2 7.389% (LIBOR 1 Month + 3.00%), 11/25/2028(a) (f)		295	295,369
Series 2021-2, Class M1B 5.978% (SOFR + 2.05%), 04/25/2034(a) (f)		216	210,235
Federal Home Loan Mortgage Corp.
Series 2019-DNA4, Class M2 6.339% (LIBOR 1 Month + 1.95%), 10/25/2049(a) (f)		76	76,333
Series 2020-DNA1, Class M2 6.089% (LIBOR 1 Month + 1.70%), 01/25/2050(a) (f)		168	167,324
Series 2020-DNA5, Class M2 6.728% (SOFR + 2.80%), 10/25/2050(a) (f)		635	639,745
Series 2021-DNA5, Class M2 5.578% (SOFR + 1.65%), 01/25/2034(a) (f)		485	478,475
Series 2021-DNA6, Class M2 5.428% (SOFR + 1.50%), 10/25/2041(a) (f)		1,965	1,866,355
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 4.678% (SOFR + 0.75%), 10/25/2033(a) (f)		216	214,139
Series 2013-DN2, Class M2 8.639% (LIBOR 1 Month + 4.25%), 11/25/2023(f)		137	138,496
Series 2015-DNA1, Class M3 7.689% (LIBOR 1 Month + 3.30%), 10/25/2027(f)		65	65,657

	Principal Amount (000)		U.S. $ Value

Series 2015-HQA2, Class M3 9.189% (LIBOR 1 Month + 4.80%), 05/25/2028(f)	U.S.$	86	$88,723
Series 2019-DNA3, Class M2 6.439% (LIBOR 1 Month + 2.05%), 07/25/2049(a) (f)		37	35,808
Series 2021-DNA6, Class M1 4.728% (SOFR + 0.80%), 10/25/2041(a) (f)		64	63,223
Series 2021-DNA7, Class M2 5.728% (SOFR + 1.80%), 11/25/2041(a) (f)		2,181	2,048,152
Series 2021-HQA4, Class M2 6.278% (SOFR + 2.35%), 12/25/2041(a) (f)		415	366,070
Series 2022-DNA1, Class M1B 5.778% (SOFR + 1.85%), 01/25/2042(a) (f)		731	693,424
Series 2022-DNA2, Class M1B 6.328% (SOFR + 2.40%), 02/25/2042(a) (f)		561	545,440
Series 2022-DNA3, Class M1A 5.928% (SOFR + 2.00%), 04/25/2042(a) (f)		353	351,076
Series 2022-DNA3, Class M1B 6.828% (SOFR + 2.90%), 04/25/2042(a) (f)		239	236,588
Series 2022-DNA4, Class M1B 7.278% (SOFR + 3.35%), 05/25/2042(a) (f)		878	882,765
Series 2022-DNA5, Class M1B 8.428% (SOFR + 4.50%), 06/25/2042(a) (f)		1,591	1,663,133
Series 2022-DNA6, Class M1A 6.078% (SOFR + 2.15%), 09/25/2042(a) (f)		564	564,677
Series 2022-DNA7, Class M1A 6.428% (SOFR + 2.50%), 03/25/2052(a) (f)		1,406	1,410,871
Series 2022-HQA1, Class M1B 7.428% (SOFR + 3.50%), 03/25/2042(a) (f)		134	132,792
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C04, Class 1M2 9.289% (LIBOR 1 Month + 4.90%), 11/25/2024(f)		204	209,193
Series 2014-C04, Class 2M2 9.389% (LIBOR 1 Month + 5.00%), 11/25/2024(f)		26	26,436

	Principal Amount (000)		U.S. $ Value

Series 2015-C01, Class 1M2 8.689% (LIBOR 1 Month + 4.30%), 02/25/2025(f)	U.S.$	129	$131,157
Series 2015-C02, Class 1M2 8.389% (LIBOR 1 Month + 4.00%), 05/25/2025(f)		204	205,132
Series 2015-C03, Class 1M2 9.389% (LIBOR 1 Month + 5.00%), 07/25/2025(f)		227	230,084
Series 2015-C04, Class 1M2 10.089% (LIBOR 1 Month + 5.70%), 04/25/2028(f)		328	346,194
Series 2015-C04, Class 2M2 9.939% (LIBOR 1 Month + 5.55%), 04/25/2028(f)		180	185,301
Series 2016-C01, Class 2M2 11.339% (LIBOR 1 Month + 6.95%), 08/25/2028(f)		55	57,917
Series 2016-C02, Class 1M2 10.389% (LIBOR 1 Month + 6.00%), 09/25/2028(f)		153	157,769
Series 2017-C04, Class 2M2 7.239% (LIBOR 1 Month + 2.85%), 11/25/2029(f)		348	350,385
Series 2021-R02, Class 2M2 5.928% (SOFR + 2.00%), 11/25/2041(a) (f)		630	586,353
JPMorgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 8.639% (LIBOR 1 Month + 4.25%), 11/25/2024(f) (g)		20	19,310
PMT Credit Risk Transfer Trust
Series 2019-2R, Class A 7.137% (LIBOR 1 Month + 2.75%), 05/27/2023(a) (f)		607	580,602
Series 2019-3R, Class A 8.087% (LIBOR 1 Month + 3.70%), 11/27/2031(a) (f)		66	63,007
Series 2020-1R, Class A 6.737% (LIBOR 1 Month + 2.35%), 02/27/2023(f) (g)		150	141,791
Radnor Re Ltd.
Series 2019-1, Class M1B 6.339% (LIBOR 1 Month + 1.95%), 02/25/2029(a) (f)		809	799,873
Series 2019-2, Class M1B 6.139% (LIBOR 1 Month + 1.75%), 06/25/2029(a) (f)		124	123,550
Series 2020-1, Class M1A 5.339% (LIBOR 1 Month + 0.95%), 01/25/2030(a) (f)		75	74,535

	Principal Amount (000)		U.S. $ Value

Traingle Re Ltd. Series 2021-3, Class M1A 5.828% (SOFR + 1.90%), 02/25/2034(a) (f)	U.S.$	296	$294,244

Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M2 9.639% (LIBOR 1 Month + 5.25%), 11/25/2025(f) (g)		126	117,291
Series 2015-WF1, Class 2M2 9.889% (LIBOR 1 Month + 5.50%), 11/25/2025(f) (g)		32	30,028

			31,603,501

Agency Floating Rate – 0.2%
Federal Home Loan Mortgage Corp. REMICs
Series 4693, Class SL 1.832% (6.15% - LIBOR 1 Month), 06/15/2047(f) (h)		1,327	140,951
Series 4719, Class JS 1.832% (6.15% - LIBOR 1 Month), 09/15/2047(f) (h)		401	41,539
Series 4954, Class SL 1.661% (6.05% - LIBOR 1 Month), 02/25/2050(f) (h)		1,367	139,512
Series 4981, Class HS 1.711% (6.10% - LIBOR 1 Month), 06/25/2050(f) (h)		3,239	312,485
Federal National Mortgage Association REMICs
Series 2011-131, Class ST 2.151% (6.54% - LIBOR 1 Month), 12/25/2041(f) (h)		607	77,053
Series 2014-17, Class SA 1.661% (6.05% - LIBOR 1 Month), 04/25/2044(f) (h)		1,718	189,932
Series 2014-78, Class SE 1.711% (6.10% - LIBOR 1 Month), 12/25/2044(f) (h)		480	45,711
Series 2016-77, Class DS 1.611% (6.00% - LIBOR 1 Month), 10/25/2046(f) (h)		1,075	104,486
Series 2017-62, Class AS 1.761% (6.15% - LIBOR 1 Month), 08/25/2047(f) (h)		516	57,114
Series 2017-81, Class SA 1.811% (6.20% - LIBOR 1 Month), 10/25/2047(f) (h)		520	60,625
Series 2017-97, Class LS 1.811% (6.20% - LIBOR 1 Month), 12/25/2047(f) (h)		1,051	115,572
Series 2017-97, Class SW 1.811% (6.20% - LIBOR 1 Month), 12/25/2047(f) (h)		543	56,662
Government National Mortgage Association
Series 2017-122, Class SA 1.847% (6.20% - LIBOR 1 Month), 08/20/2047(f) (h)		509	56,641

	Principal Amount (000)		U.S. $ Value

Series 2017-134, Class SE 1.847% (6.20% - LIBOR 1 Month), 09/20/2047(f) (h)	U.S.$	365	$33,900
Series 2017-65, Class ST 1.797% (6.15% - LIBOR 1 Month), 04/20/2047(f) (h)		646	74,413

			1,506,596

Agency Fixed Rate – 0.2%
Federal Home Loan Mortgage Corp. REMICs Series 5015, Class BI 4.00%, 09/25/2050(i)		2,275	425,219
Federal National Mortgage Association REMICs Series 2020-89, Class KI 4.00%, 12/25/2050(i)		4,925	919,801

			1,345,020

Non-Agency Floating Rate – 0.0%
JPMorgan Chase Bank, NA Series 2019-CL1, Class M3 6.489% (LIBOR 1 Month + 2.10%), 04/25/2047(a) (f)		123	118,276

Total Collateralized Mortgage Obligations (cost $35,037,096)			34,573,393

	Shares

INVESTMENT COMPANIES – 3.7%
Funds and Investment Trusts – 3.7%
AB All Market Real Return Portfolio - Class Z (cost $34,349,353)(j) (k)		3,721,380	31,817,797

	Principal Amount (000)

ASSET-BACKED SECURITIES – 3.0%
Autos - Fixed Rate – 1.6%
ACM Auto Trust Series 2022-1A, Class A 3.23%, 04/20/2029(a)	U.S.$	320	319,098
Avis Budget Rental Car Funding AESOP LLC
Series 2017-2A, Class D 4.56%, 03/20/2024(a)		528	526,247
Series 2018-1A, Class A 3.70%, 09/20/2024(a)		1,240	1,227,715
Series 2018-2A, Class A 4.00%, 03/20/2025(a)		500	491,558

	Principal Amount (000)		U.S. $ Value

Carvana Auto Receivables Trust
Series 2021-N3, Class C 1.02%, 06/12/2028	U.S.$	430	$415,647
Series 2021-N4, Class D 2.30%, 09/11/2028		215	195,211
Series 2021-P4, Class D 2.61%, 09/11/2028		596	470,144
CPS Auto Receivables Trust
Series 2021-C, Class D 1.69%, 06/15/2027(a)		740	677,859
Series 2022-A, Class C 2.17%, 04/16/2029(a)		824	769,293
FHF Trust Series 2021-2A, Class A 0.83%, 12/15/2026(a)		281	267,479
First Investors Auto Owner Trust Series 2022-2A, Class A 6.26%, 07/15/2027(a)		560	559,248
Ford Credit Auto Owner Trust Series 2021-1, Class D 2.31%, 10/17/2033(a)		824	716,286
Hertz Vehicle Financing III LLC Series 2022-1A, Class C 2.63%, 06/25/2026(a)		380	337,209
LAD Auto Receivables Trust
Series 2021-1A, Class A 1.30%, 08/17/2026(a)		407	395,104
Series 2022-1A, Class A 5.21%, 06/15/2027(a)		860	846,236
Prestige Auto Receivables Trust Series 2022-1A, Class A2 5.90%, 07/15/2025(a)		681	680,806
Research-Driven Pagaya Motor Asset Trust VII Series 2022-3A, Class A 5.38%, 11/25/2030(a)		1,018	991,901
Santander Bank Auto Credit-Linked Notes
Series 2022-A, Class B 5.281%, 05/15/2032(a)		876	854,817
Series 2022-B, Class B 5.721%, 08/16/2032(a)		1,209	1,204,877
Series 2022-C, Class B 6.451%, 12/15/2032(a)		934	934,516
Santander Bank NA - SBCLN Series 2021-1A, Class B 1.833%, 12/15/2031(a)		191	183,857
United Auto Credit Securitization Trust Series 2022-2, Class A 4.39%, 04/10/2025(a)		717	713,599

			13,778,707

	Principal Amount (000)		U.S. $ Value

Other ABS - Fixed Rate – 1.3%
AB Issuer LLC Series 2021-1, Class A2 3.734%, 07/30/2051(a)	U.S.$	1,143	$911,837
Affirm Asset Securitization Trust Series 2021-Z1, Class A 1.07%, 08/15/2025(a)		184	178,821
Series 2021-Z2, Class A 1.17%, 11/16/2026(a)		205	196,566
Series 2022-X1, Class A 1.75%, 02/15/2027(a)		504	490,332
Amur Equipment Finance Receivables XI LLC Series 2022-2A, Class A2 5.30%, 06/21/2028(a)		425	420,309
Atalaya Equipment Leasing Trust Series 2021-1A, Class B 2.08%, 02/15/2027(a)		249	233,434
BHG Securitization Trust Series 2022-A, Class A 1.71%, 02/20/2035(a)		77	71,984
Cajun Global LLC Series 2021-1, Class A2 3.931%, 11/20/2051(a)		240	203,548
CNH Equipment Trust Series 2022-C, Class A2 5.42%, 07/15/2026		336	337,267
College Ave Student Loans Series 2021-C, Class B 2.72%, 07/26/2055(a)		311	253,989
Conn’s Receivables Funding Series 2021-A, Class A 1.05%, 05/15/2026(a)		1	1,193
Diamond Issuer Series 2021-1A, Class A 2.305%, 11/20/2051(a)		1,139	943,791
Domino’s Pizza Master Issuer LLC Series 2021-1A, Class A2I 2.662%, 04/25/2051(a)		623	517,738
GCI Funding I LLC Series 2021-1, Class A 2.38%, 06/18/2046(a)		423	359,464
Hardee’s Funding LLC
Series 2018-1A, Class A23 5.71%, 06/20/2048(a)		566	520,584
Series 2020-1A, Class A2
3.981%, 12/20/2050(a)		429	367,402
Hpefs Equipment Trust Series 2022-3A, Class A2 5.26%, 08/20/2029(a)		297	296,064
Marlette Funding Trust Series 2022-2A, Class A 4.25%, 08/15/2032(a)		237	233,612

	Principal Amount (000)		U.S. $ Value

MVW LLC Series 2021-2A, Class B 1.83%, 05/20/2039(a)	U.S.$	485	$434,438
Neighborly Issuer Series 2022-1A, Class A2 3.695%, 01/30/2052(a)		835	661,607
Neighborly Issuer LLC Series 2021-1A, Class A2 3.584%, 04/30/2051(a)		445	355,803
Nelnet Student Loan Trust
Series 2021-BA, Class B 2.68%, 04/20/2062(a)		140	111,219
Series 2021-CA, Class B 2.53%, 04/20/2062(a)		859	668,882
Series 2021-DA, Class B 2.90%, 04/20/2062(a)		457	364,127
NMEF Funding LLC Series 2022-B, Class A2 6.07%, 06/15/2029(a)		450	449,270
SBA Tower Trust Series 2014-2A, Class C 3.869%, 10/15/2049(a)		774	739,549
Upstart Securitization Trust Series 2021-3, Class B 1.66%, 07/20/2031(a)		750	697,421

			11,020,251

Credit Cards - Fixed Rate – 0.1%
Brex Commercial Charge Card Master Trust
Series 2021-1, Class A 2.09%, 07/15/2024(a)		602	595,468
Series 2022-1, Class A 4.63%, 07/15/2025(a)		555	537,378
Mission Lane Credit Card Master Trust Series 2021-A, Class B 2.24%, 09/15/2026(a)		244	236,268

			1,369,114

Total Asset-Backed Securities (cost $28,362,277)			26,168,072

COMMERCIAL MORTGAGE-BACKED SECURITIES – 2.3%
Non-Agency Floating Rate CMBS – 1.4%
AREIT Trust Series 2022-CRE6, Class A 5.076% (SOFR + 1.25%), 01/16/2037(a) (f)		1,813	1,731,287
Ashford Hospitality Trust Series 2018-KEYS, Class A 5.318% (LIBOR 1 Month + 1.00%), 06/15/2035(a) (f)		600	577,602

	Principal Amount (000)		U.S. $ Value

BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 5.318% (LIBOR 1 Month + 1.00%), 11/15/2033(a) (f)	U.S.$	1,935	$1,822,663
BBCMS Mortgage Trust Series 2020-BID, Class A 6.458% (LIBOR 1 Month + 2.14%), 10/15/2037(a) (f)		1,089	1,050,991
BFLD Trust Series 2021-FPM, Class A 5.918% (LIBOR 1 Month + 1.60%), 06/15/2038(a) (f)		1,653	1,576,635
BHMS Series 2018-ATLS, Class A 5.568% (LIBOR 1 Month + 1.25%), 07/15/2035(a) (f)		612	587,492
BHP Trust Series 2019-BXHP, Class C 5.84% (LIBOR 1 Month + 1.52%), 08/15/2036(a) (f)		235	224,455
BX Commercial Mortgage Trust Series 2019-IMC, Class E 6.468% (LIBOR 1 Month + 2.15%), 04/15/2034(a) (f)		430	402,262
CLNY Trust Series 2019-IKPR, Class D 6.343% (LIBOR 1 Month + 2.02%), 11/15/2038(a) (f)		915	846,191
DBWF Mortgage Trust Series 2018-GLKS, Class A 5.469% (LIBOR 1 Month + 1.03%), 12/19/2030(a) (f)		766	742,537
Federal Home Loan Mortgage Corp. Series 2021-MN1, Class M1 5.928% (SOFR + 2.00%), 01/25/2051(a) (f)		108	101,400
GS Mortgage Securities Corp. Trust Series 2019-SMP, Class D 6.268% (LIBOR 1 Month + 1.95%), 08/15/2032(a) (f)		230	217,158
HFX Funding Series 2017-1A, Class A3 3.647%, 03/15/2035(g)		1,230	1,140,013
Invitation Homes Trust Series 2018-SFR4, Class A 5.439% (LIBOR 1 Month + 1.10%), 01/17/2038(a) (f)		816	810,182

	Principal Amount (000)		U.S. $ Value

Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 5.818% (SOFR + 1.50%), 07/15/2036(a) (f)	U.S.$	372	$356,067

			12,186,935

Non-Agency Fixed Rate CMBS – 0.9%
BAMLL Commercial Mortgage Securities Trust Series 2013-WBRK, Class D 3.534%, 03/10/2037(a)		500	311,409
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class AS 3.989%, 09/15/2048		85	78,796
Commercial Mortgage Trust Series 2010-C1, Class D 5.792%, 07/10/2046(a)		969	938,932
GS Mortgage Securities Trust
Series 2011-GC5, Class AS 5.154%, 08/10/2044(a)		410	402,743
Series 2011-GC5, Class D 5.154%, 08/10/2044(a)		114	47,402
Series 2013-G1, Class A2 3.557%, 04/10/2031(a)		573	568,931
Series 2013-GC12, Class B 3.777%, 06/10/2046		465	458,162
Series 2014-GC18, Class D 5.055%, 01/10/2047(a)		40	16,202
GSF
Series 2021-1, Class A1 1.433%, 08/15/2026(g) (l)		412	382,895
Series 2021-1, Class A2 2.435%, 08/15/2026(g) (l)		1,071	1,007,673
Series 2021-1, Class AS 2.638%, 08/15/2026(g) (l)		39	35,384
JPMBB Commercial Mortgage Securities Trust
Series 2014-C21, Class B 4.341%, 08/15/2047		150	139,572
Series 2014-C22, Class XA 0.799%, 09/15/2047(i)		12,852	120,576
Series 2014-C26, Class AS 3.80%, 01/15/2048		770	725,360
Series 2015-C33, Class AS 4.023%, 12/15/2048		440	412,212
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-C6, Class E 4.964%, 05/15/2045(a)		375	303,294
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ 5.452%, 09/15/2039		117	51,130

	Principal Amount (000)		U.S. $ Value

LSTAR Commercial Mortgage Trust Series 2016-4, Class A2 2.579%, 03/10/2049(a)	U.S.$	375	$373,979
Morgan Stanley Capital I Trust Series 2011-C3, Class C 5.083%, 07/15/2049(a)		61	59,852
UBS Commercial Mortgage Trust Series 2019-C17, Class AS 3.203%, 10/15/2052		364	302,515
Wells Fargo Commercial Mortgage Trust
Series 2016-LC25, Class C 4.342%, 12/15/2059		125	106,539
Series 2016-NXS6, Class C 4.386%, 11/15/2049		750	652,975
WF-RBS Commercial Mortgage Trust Series 2014-C24, Class AS 3.931%, 11/15/2047		143	136,082

			7,632,615

Total Commercial Mortgage-Backed Securities (cost $21,417,717)			19,819,550

COLLATERALIZED LOAN OBLIGATIONS – 2.0%
CLO - Floating Rate – 2.0%
AGL CLO 10 Ltd. Series 2021-10A, Class A 5.209% (LIBOR 3 Month + 1.13%), 04/15/2034(a) (f)		330	320,851
AGL CLO 12 Ltd. Series 2021-12A, Class D 7.093% (LIBOR 3 Month + 2.85%), 07/20/2034(a) (f)		350	316,168
AGL CLO 16 Ltd. Series 2021-16A, Class A 5.373% (LIBOR 3 Month + 1.13%), 01/20/2035(a) (f)		1,028	995,800
Balboa Bay Loan Funding Ltd.
Series 2020-1A, Class DR 7.393% (LIBOR 3 Month + 3.15%), 01/20/2032(a) (f)		700	627,633
Series 2021-1A, Class A 5.443% (LIBOR 3 Month + 1.20%), 07/20/2034(a) (f)		816	795,739
Ballyrock CLO 15 Ltd. Series 2021-1A, Class C 7.179% (LIBOR 3 Month + 3.10%), 04/15/2034(a) (f)		375	344,970
Ballyrock CLO 17 Ltd. Series 2021-17A, Class A1A 5.393% (LIBOR 3 Month + 1.15%), 10/20/2034(a) (f)		250	243,637
Dryden 78 CLO Ltd.
Series 2020-78A, Class C 6.029% (LIBOR 3 Month + 1.95%), 04/17/2033(a) (f)		830	781,362

	Principal Amount (000)		U.S. $ Value

Series 2020-78A, Class D 7.079% (LIBOR 3 Month + 3.00%), 04/17/2033(a) (f)	U.S.$	250	$229,445
Elevation CLO Ltd. Series 2020-11A, Class C 6.279% (LIBOR 3 Month + 2.20%), 04/15/2033(a) (f)		670	610,148
Elmwood CLO IX Ltd.
Series 2021-2A, Class A 5.373% (LIBOR 3 Month + 1.13%), 07/20/2034(a) (f)		452	441,029
Series 2021-2A, Class D 7.193% (LIBOR 3 Month + 2.95%), 07/20/2034(a) (f)		368	344,650
Flatiron CLO 21 Ltd.
Series 2021-1A, Class A1 5.337% (LIBOR 3 Month + 1.11%), 07/19/2034(a) (f)		340	331,686
Series 2021-1A, Class D 7.127% (LIBOR 3 Month + 2.90%), 07/19/2034(a) (f)		390	359,313
Goldentree Loan Management US CLO 7 Ltd. Series 2020-7A, Class AR 5.313% (LIBOR 3 Month + 1.07%), 04/20/2034(a) (f)		883	857,370
ICG US CLO Ltd. Series 2015-1A, Class A1R 5.367% (LIBOR 3 Month + 1.14%), 10/19/2028(a) (f)		385	380,668
Kings Park CLO Ltd. Series 2021-1A, Class A 5.408% (LIBOR 3 Month + 1.13%), 01/21/2035(a) (f)		250	242,726
Magnetite XXVI Ltd. Series 2020-26A, Class A1R 5.478% (LIBOR 3 Month + 1.12%), 07/25/2034(a) (f)		1,576	1,535,766
Marble Point CLO XI Ltd. Series 2017-2A, Class A 5.374% (LIBOR 3 Month + 1.18%), 12/18/2030(a) (f)		678	666,640
Neuberger Berman Loan Advisers CLO 42 Ltd. Series 2021-42A, Class D 6.879% (LIBOR 3 Month + 2.80%), 07/16/2035(a) (f)		455	421,613
Neuberger Berman Loan Advisers CLO 43 Ltd. Series 2021-43A, Class A 5.209% (LIBOR 3 Month + 1.13%), 07/17/2035(a) (f)		965	943,082

	Principal Amount (000)		U.S. $ Value

Neuberger Berman Loan Advisers CLO Ltd. Series 2021-42A, Class A 5.179% (LIBOR 3 Month + 1.10%), 07/16/2035(a) (f)	U.S.$	197	$192,004
OCP CLO Ltd. Series 2020-18A, Class AR 5.333% (LIBOR 3 Month + 1.09%), 07/20/2032(a) (f)		1,156	1,130,374
Octagon Loan Funding Ltd. Series 2014-1A, Class ARR 5.854% (LIBOR 3 Month + 1.18%), 11/18/2031(a) (f)		461	453,181
OZLM XVIII Ltd. Series 2018-18A, Class A 5.099% (LIBOR 3 Month + 1.02%), 04/15/2031(a) (f)		745	728,556
Peace Park CLO Ltd. Series 2021-1A, Class A 5.373% (LIBOR 3 Month + 1.13%), 10/20/2034(a) (f)		287	279,445
Pikes Peak CLO 8 Series 2021-8A, Class A 5.413% (LIBOR 3 Month + 1.17%), 07/20/2034(a) (f)		1,046	1,021,887
Rad CLO 7 Ltd. Series 2020-7A, Class C 6.079% (LIBOR 3 Month + 2.00%), 04/17/2033(a) (f)		250	237,185
Regatta XIX Funding Ltd. Series 2022-1A, Class A1 5.283% (SOFR + 1.32%), 04/20/2035(a) (f)		250	241,360
Regatta XXIV Funding Ltd. Series 2021-5A, Class A1 5.393% (LIBOR 3 Month + 1.15%), 01/20/2035(a) (f)		250	242,993
Rockford Tower CLO Ltd. Series 2021-1A, Class D 7.243% (LIBOR 3 Month + 3.00%), 07/20/2034(a) (f)		600	551,965
Series 2021-2A, Class D 7.493% (LIBOR 3 Month + 3.25%), 07/20/2034(a) (f)		449	392,643
Voya CLO Ltd. Series 2019-1A, Class DR 6.929% (LIBOR 3 Month + 2.85%), 04/15/2031(a) (f)		340	294,966

Total Collateralized Loan Obligations (cost $18,328,781)			17,556,855

	Principal Amount (000)		U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 1.8%
Industrial – 1.2%
Basic – 0.1%
INEOS Quattro Finance 2 PLC 2.50%, 01/15/2026(a)	EUR	603	$547,955
Rimini Bidco SpA 7.296% (EURIBOR 3 Month + 5.25%), 12/14/2026(a) (f)		410	392,508

			940,463

Capital Goods – 0.0%
TK Elevator Midco GmbH 4.375%, 07/15/2027(a)		320	303,644

Communications - Media – 0.4%
Altice Financing SA 3.00%, 01/15/2028(a)		320	270,069
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 08/15/2030(a)	U.S.$	153	126,687
4.50%, 06/01/2033(a)		539	415,073
4.75%, 02/01/2032(a)		655	531,015
DISH DBS Corp. 5.25%, 12/01/2026(a)		1,260	1,062,848
5.75%, 12/01/2028(a)		875	698,923
Summer BC Holdco B SARL 5.75%, 10/31/2026(a)	EUR	320	292,183
VZ Vendor Financing II BV 2.875%, 01/15/2029(a)		320	263,615

			3,660,413

Communications - Telecommunications – 0.1%
Altice France SA/France 3.375%, 01/15/2028(a)		320	257,812
Lorca Telecom Bondco SA 4.00%, 09/18/2027(a)		320	306,190

			564,002

Consumer Cyclical - Automotive – 0.1%
Ford Motor Co. 6.10%, 08/19/2032	U.S.$	532	492,877
ZF Finance GmbH 2.00%, 05/06/2027(a)	EUR	500	436,904

			929,781

Consumer Cyclical - Entertainment – 0.2%
Carnival Corp. 4.00%, 08/01/2028(a)	U.S.$	1,057	861,128
Carnival PLC 1.00%, 10/28/2029	EUR	490	214,377
Royal Caribbean Cruises Ltd. 8.25%, 01/15/2029(a)	U.S.$	628	631,579

			1,707,084

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Other – 0.1%
Allwyn Entertainment Financing UK PLC 5.887% (EURIBOR 3 Month + 4.12%), 02/15/2028(a) (f)	EUR	199	$207,161
NH Hotel Group SA 4.00%, 07/02/2026(a)		320	314,555

			521,716

Consumer Cyclical - Restaurants – 0.0%
Stonegate Pub Co. Financing 2019 PLC 8.25%, 07/31/2025(a)	GBP	230	251,340

Consumer Non-Cyclical – 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 02/15/2023(a)	U.S.$	236	234,617
3.50%, 03/15/2029(a)		307	257,432
Grifols SA 1.625%, 02/15/2025(a)	EUR	128	129,423
IQVIA, Inc. 2.25%, 03/15/2029(a)		200	179,938
Organon & Co./Organon Foreign Debt Co-Issuer BV 2.875%, 04/30/2028(a)		200	187,114

			988,524

Services – 0.1%
APCOA Parking Holdings GmbH 4.625%, 01/15/2027(a)		320	293,765
Verisure Holding AB 3.25%, 02/15/2027(a)		395	366,930

			660,695

Technology – 0.0%
Cedacri Mergeco SpA 6.387% (EURIBOR 3 Month + 4.62%), 05/15/2028(a) (f)		130	129,569
Playtech PLC 4.25%, 03/07/2026(a)		200	201,396

			330,965

			10,858,627

Financial Institutions – 0.5%
Banking – 0.4%
Credit Suisse Group AG 7.50%, 07/17/2023(a) (d)	U.S.$	1,016	817,921
7.50%, 12/11/2023(a) (d)		750	655,665
Discover Financial Services Series D 6.125%, 06/23/2025(d)		922	896,912

	Principal Amount (000)		U.S. $ Value

Societe Generale SA 7.875%, 12/18/2023(a) (d)	U.S.$	695	$689,148

			3,059,646

Finance – 0.0%
SLM Corp. 4.20%, 10/29/2025		311	283,225

Other Finance – 0.0%
Motion Finco Sarl 7.00%, 05/15/2025(a)	EUR	255	271,706

REITs – 0.1%
Vivion Investments SARL 3.00%, 08/08/2024(a)		600	501,009

			4,115,586

Utility – 0.1%
Electric – 0.1%
EDP - Energias de Portugal SA Series NC5. 1.50%, 03/14/2082(a)		300	261,841
Vistra Corp. 7.00%, 12/15/2026(a) (d)	U.S.$	384	350,058

			611,899

Total Corporates - Non-Investment Grade (cost $18,787,773)			15,586,112

	Notional Amount

OPTIONS PURCHASED - PUTS – 0.7%
Options on Equity Indices – 0.7%
Euro STOXX 50 Index Expiration: Nov 2023; Contracts: 5,790; Exercise Price: EUR 3,000.00; Counterparty: UBS AG(m)	EUR	17,370,000	537,054
FTSE 100 Index Expiration: Dec 2023; Contracts: 1,220; Exercise Price: GBP 6,200.00; Counterparty: UBS AG(m)	GBP	7,564,000	209,735
Nikkei 225 Index Expiration: Dec 2023; Contracts: 76,000; Exercise Price: JPY 21,750.00; Counterparty: UBS AG(m)	JPY	1,653,000,000	458,301
S&P 500 Index Expiration: Nov 2023; Contracts: 44,300; Exercise Price: USD 3,200.00; Counterparty: UBS AG(m)	USD	141,760,000	4,805,489

Total Options Purchased - Puts (premiums paid $6,100,074)			6,010,579

	Principal Amount (000)		U.S. $ Value

COVERED BONDS – 0.7%
Bank of Montreal 0.125%, 01/26/2027(a)	EUR	815	$763,329
Bank of Nova Scotia (The) 0.00%, 01/14/2027(a)		537	500,667
Commonwealth Bank of Australia 0.125%, 10/15/2029(a)		850	724,066
DNB Boligkreditt AS 0.625%, 06/19/2025(a)		336	336,868
National Australia Bank Ltd. 0.00%, 01/06/2029(a)		850	738,997
Nationwide Building Society 0.625%, 03/25/2027(a)		1,655	1,578,331
Royal Bank of Canada 0.125%, 04/26/2027(a)		1,105	1,027,539

Total Covered Bonds (cost $6,436,994)			5,669,797

GOVERNMENTS - SOVEREIGN BONDS – 0.6%
Colombia – 0.1%
Colombia Government International Bond 3.875%, 04/25/2027	U.S.$	775	684,083

France – 0.1%
Dexia Credit Local SA 0.00%, 01/21/2028(a)	EUR	1,300	1,181,789
0.00%, 01/22/2027(a)		200	188,091

			1,369,880

Germany – 0.3%
Kreditanstalt fuer Wiederaufbau 4.10%, 02/20/2026	AUD	1,999	1,359,155
Landwirtschaftliche Rentenbank 0.00%, 11/27/2029(a)	EUR	1,199	1,041,791

			2,400,946

Indonesia – 0.1%
Indonesia Government International Bond 1.00%, 07/28/2029		225	193,328
3.375%, 07/30/2025(a)		470	498,175

			691,503

Panama – 0.0%
Panama Government International Bond 6.40%, 02/14/2035	U.S.$	426	432,070

Total Governments - Sovereign Bonds (cost $5,841,404)			5,578,482

	Principal Amount (000)		U.S. $ Value

EMERGING MARKETS - CORPORATE BONDS – 0.6%
Industrial – 0.6%
Basic – 0.1%
Braskem Idesa SAPI 6.99%, 02/20/2032(a)	U.S.$	305	$217,313
Cia de Minas Buenaventura SAA 5.50%, 07/23/2026(a)		228	195,054
Vedanta Resources Finance II PLC 13.875%, 01/21/2024(a)		661	573,128
Volcan Cia Minera SAA 4.375%, 02/11/2026(a)		152	130,701

			1,116,196

Capital Goods – 0.2%
Embraer Netherlands Finance BV 5.40%, 02/01/2027		725	694,324
6.95%, 01/17/2028(a)		652	649,677
Odebrecht Holdco Finance Ltd. Zero Coupon 09/10/2058(a)		639	767

			1,344,768

Communications - Media – 0.1%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(a)		1,127	939,847

Consumer Cyclical - Other – 0.1%
Wynn Macau Ltd. 5.625%, 08/26/2028(a)		587	495,950

Consumer Non-Cyclical – 0.1%
Natura & Co. Luxembourg Holdings SARL 6.00%, 04/19/2029(a)		202	176,283
Natura & Co., Luxembourg Holdings SARL 6.00%, 04/19/2029(a)		340	296,714
Natura Cosmeticos SA 4.125%, 05/03/2028(a)		606	493,814

			966,811

Energy – 0.0%
Greenko Solar Mauritius Ltd. 5.95%, 07/29/2026(a)		200	181,250
Leviathan Bond Ltd. 6.125%, 06/30/2025(a)		196	191,284

			372,534

			5,236,106

Utility – 0.0%
Electric – 0.0%
JSW Hydro Energy Ltd. 4.125%, 05/18/2031(a)		177	147,275

	Principal Amount (000)		U.S. $ Value

Terraform Global Operating LP 6.125%, 03/01/2026(g)	U.S.$	133	$123,843

			271,118

Financial Institutions – 0.0%
Other Finance – 0.0%
OEC Finance Ltd. 5.25%, 12/27/2033(a) (n)		130	2,592
7.125%, 12/26/2046(a) (n)		503	13,866

			16,458

Total Emerging Markets - Corporate Bonds (cost $6,825,199)			5,523,682

SUPRANATIONALS – 0.4%
Supranationals – 0.4%
European Investment Bank 0.75%, 07/15/2027	AUD	690	400,216
1.80%, 01/19/2027		905	558,946
Inter-American Development Bank 2.50%, 04/14/2027(a)		155	97,662
4.25%, 06/11/2026		662	450,461
International Bank for Reconstruction & Development 0.00%, 01/15/2027	EUR	871	823,415
Series GDIF 0.00%, 04/24/2028		318	288,781
3.00%, 10/19/2026	AUD	375	244,248
International Finance Corp. 4.45%, 05/14/2027		977	667,506

Total Supranationals (cost $3,828,745)			3,531,235

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.3%
United States – 0.3%
City of New York NY Series 2021-D 1.923%, 08/01/2031	U.S.$	885	684,470
Port Authority of New York & New Jersey Series 2020-A 1.086%, 07/01/2023		745	731,769
State Board of Administration Finance Corp. Series 2020-A 1.705%, 07/01/2027		652	567,675
Tobacco Settlement Finance Authority Series 2020 3.00%, 06/01/2035		298	267,557
University of California Series 2021-B 3.071%, 05/15/2051		1,130	756,028

Total Local Governments - US Municipal Bonds (cost $3,699,351)			3,007,499

	Principal Amount (000)		U.S. $ Value

QUASI-SOVEREIGNS – 0.3%
Quasi-Sovereign Bonds – 0.3%
Indonesia – 0.1%
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 5.45%, 05/21/2028(a)	U.S.$	618	$606,915

Mexico – 0.2%
Comision Federal de Electricidad 3.348%, 02/09/2031(a)		1,177	916,809
4.688%, 05/15/2029(a)		1,121	986,340

			1,903,149

Total Quasi-Sovereigns (cost $2,891,592)			2,510,064

GOVERNMENTS - SOVEREIGN AGENCIES – 0.3%
Japan – 0.1%
Development Bank of Japan, Inc. Series G 0.01%, 10/15/2024(a)	EUR	776	781,094

Netherlands – 0.2%
BNG Bank NV 0.75%, 01/24/2029(a)		306	284,504
3.50%, 07/19/2027	AUD	2,100	1,366,274

			1,650,778

Total Governments - Sovereign Agencies (cost $2,586,550)			2,431,872

LOCAL GOVERNMENTS - PROVINCIAL BONDS – 0.3%
Canada – 0.3%
Province of Ontario Canada 2.70%, 06/02/2029	CAD	1,295	892,507
Province of Quebec Canada 3.65%, 05/20/2032		494	355,392
0.875%, 05/04/2027(a)	EUR	988	954,689

Total Local Governments - Provincial Bonds (cost $2,409,070)			2,202,588

EMERGING MARKETS - TREASURIES – 0.2%
Brazil – 0.2%
Brazil Notas do Tesouro Nacional Serie F Series NTNF 10.00%, 01/01/2029 (cost $2,019,203)	BRL	12,369	2,094,433

EMERGING MARKETS - SOVEREIGNS – 0.2%
Dominican Republic – 0.1%
Dominican Republic International Bond 4.875%, 09/23/2032(a)	U.S.$	1,307	1,080,562

	Principal Amount (000)		U.S. $ Value

Egypt – 0.1%
Egypt Government International Bond 5.875%, 02/16/2031(a)	U.S.$	580	$401,034

Total Emerging Markets - Sovereigns (cost $1,871,416)			1,481,596

LOCAL GOVERNMENTS - REGIONAL BONDS – 0.2%
Japan – 0.2%
Japan Finance Organization for Municipalities Series G 0.05%, 02/12/2027(a) (cost $1,641,497)	EUR	1,481	1,379,987

AGENCIES – 0.1%
Agency Debentures – 0.1%
Federal Home Loan Banks 2.50%, 02/13/2024 (cost $584,518)	U.S.$	585	570,510

	Shares

SHORT-TERM INVESTMENTS – 9.5%
Investment Companies – 8.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.12%(j) (k) (o) (cost $72,554,357)		72,554,357	72,554,357

	Principal Amount (000)

Governments - Treasuries – 0.6%
Japan – 0.6%
Japan Treasury Discount Bill Series 1123 Zero Coupon, 03/06/2023 (cost $5,288,617)	JPY	727,900	5,548,047

U.S. Treasury Bills – 0.5%
U.S. Treasury Bill Zero Coupon, 03/16/2023	U.S.$	1,394	1,382,007
Zero Coupon, 04/06/2023		3,020	2,986,804

Total U.S. Treasury Bills (cost $4,371,751)			4,368,811

Total Short-Term Investments (cost $82,214,725)			82,471,215

Total Investments – 103.2% (cost $959,443,416)(p)			892,999,898
Other assets less liabilities – (3.2)%			(27,644,506)

Net Assets – 100.0%			$865,355,392

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	129	March 2023	$10,160,263	$(558,772)
10 Yr Japan Bond (OSE) Futures	3	March 2023	3,325,053	(65,962)
Euro STOXX 50 Index Futures	610	March 2023	24,715,073	(1,014,894)
Euro-Bund Futures	12	March 2023	1,707,538	(7,024)
FTSE 100 Index Futures	166	March 2023	14,983,196	(65,939)
Hang Seng Index Futures	24	January 2023	3,061,707	30,046
MSCI Emerging Markets Futures	962	March 2023	46,147,140	(799,165)
Nikkei 225 (OSE) Futures	15	March 2023	2,980,798	(146,832)
OMXS 30 Index Futures	266	January 2023	5,205,365	(147,459)
Russell 2000 E-Mini Futures	75	March 2023	6,640,875	(250,303)
S&P 500 E-Mini Futures	529	March 2023	102,123,450	(3,891,619)
S&P Mid 400 E-Mini Futures	19	March 2023	4,640,940	(140,866)
TOPIX Index Futures	67	March 2023	9,656,393	(348,366)
U.S. 10 Yr Ultra Futures	84	March 2023	9,935,625	29,684
U.S. Long Bond (CBT) Futures	49	March 2023	6,141,844	(104,506)
U.S. T-Note 2 Yr (CBT) Futures	222	March 2023	45,527,344	43,377
U.S. T-Note 5 Yr (CBT) Futures	134	March 2023	14,462,578	(128,400)
U.S. Ultra Bond (CBT) Futures	52	March 2023	6,984,250	(147,075)
Sold Contracts
10 Yr Canadian Bond Futures	97	March 2023	8,779,431	171,082
10 Yr Japan Bond (OSE) Futures	21	March 2023	23,275,373	459,095
Euro Buxl 30 Yr Bond Futures	12	March 2023	1,737,211	361,050
Euro-BOBL Futures	52	March 2023	6,443,036	210,567
Euro-BTP Futures	17	March 2023	1,982,087	161,406
Euro-Bund Futures	87	March 2023	12,379,652	748,506
Euro-OAT Futures	16	March 2023	2,180,292	148,990
Long Gilt Futures	79	March 2023	9,541,155	464,224
MSCI Singapore IX ETS Futures	102	January 2023	2,212,640	20,739
S&P/TSX 60 Index Futures	43	March 2023	7,430,679	230,261
SPI 200 Futures	20	March 2023	2,380,252	45,212
U.S. T-Note 2 Yr (CBT) Futures	65	March 2023	13,330,078	11,145
U.S. T-Note 10 Yr (CBT) Futures	146	March 2023	16,395,344	178,080
U.S. Ultra Bond (CBT) Futures	62	March 2023	8,327,375	290,536

				$(4,213,182)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Australia and New Zealand Banking Group Ltd.	USD	2,802	AUD	4,176	01/19/2023	$43,242
Bank of America, NA	GBP	2,924	USD	3,545	01/18/2023	8,145
Bank of America, NA	GBP	6,989	USD	8,324	01/18/2023	(129,083)
Bank of America, NA	AUD	4,400	USD	2,986	01/19/2023	(11,182)
Bank of America, NA	CAD	3,813	USD	2,796	01/19/2023	(20,517)
Bank of America, NA	CLP	4,979,949	USD	5,293	01/19/2023	(570,317)
Bank of America, NA	MXN	51,809	USD	2,636	01/19/2023	(15,336)
Bank of America, NA	USD	4,043	AUD	5,895	01/19/2023	(26,921)
Bank of America, NA	USD	2,690	CLP	2,513,346	01/19/2023	269,370
Bank of America, NA	USD	2,686	MXN	52,435	01/19/2023	(2,659)
Bank of America, NA	KRW	18,328,674	USD	12,824	01/30/2023	(1,736,829)
Bank of America, NA	USD	2,674	KRW	3,596,818	01/30/2023	183,113
Bank of America, NA	NZD	8,803	USD	5,518	02/02/2023	(73,702)
Bank of America, NA	USD	2,777	NZD	4,344	02/02/2023	(17,878)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	SEK	29,025	USD	2,770	02/03/2023	$(16,653)
Bank of America, NA	USD	5,475	NOK	54,460	02/03/2023	90,256
Bank of America, NA	USD	2,790	SEK	28,769	02/03/2023	(28,676)
Bank of America, NA	JPY	219,240	USD	1,619	02/09/2023	(59,234)
Bank of America, NA	USD	1,334	EUR	1,250	02/27/2023	8,992
Bank of America, NA	USD	2,640	INR	219,365	03/16/2023	(731)
Barclays Bank PLC	EUR	1,752	USD	1,856	02/27/2023	(26,452)
Barclays Bank PLC	SGD	3,707	USD	2,739	03/02/2023	(31,732)
BNP Paribas SA	CAD	7,380	USD	5,485	01/19/2023	33,826
BNP Paribas SA	CAD	3,813	USD	2,791	01/19/2023	(24,762)
BNP Paribas SA	CLP	2,424,512	USD	2,711	01/19/2023	(143,214)
BNP Paribas SA	MXN	54,664	USD	2,745	01/19/2023	(52,879)
BNP Paribas SA	USD	4,710	AUD	6,978	01/19/2023	44,315
BNP Paribas SA	USD	2,705	CAD	3,664	01/19/2023	895
BNP Paribas SA	USD	2,416	CAD	3,205	01/19/2023	(49,408)
BNP Paribas SA	USD	2,742	CLP	2,429,869	01/19/2023	119,173
BNP Paribas SA	IDR	19,062,780	USD	1,222	01/26/2023	(5,965)
BNP Paribas SA	KRW	1,397,244	USD	1,046	01/30/2023	(63,542)
BNP Paribas SA	NOK	54,467	USD	5,486	02/03/2023	(80,310)
BNP Paribas SA	USD	4,777	JPY	642,243	02/09/2023	139,411
BNP Paribas SA	CNH	93,172	USD	13,034	02/16/2023	(473,181)
Citibank, NA	GBP	9,951	USD	11,847	01/18/2023	(186,247)
Citibank, NA	AUD	15,164	USD	9,622	01/19/2023	(709,276)
Citibank, NA	CAD	3,554	USD	2,676	01/19/2023	51,599
Citibank, NA	CAD	21,191	USD	15,583	01/19/2023	(68,673)
Citibank, NA	CLP	2,349,995	USD	2,590	01/19/2023	(176,566)
Citibank, NA	USD	16,324	AUD	25,728	01/19/2023	1,203,353
Citibank, NA	USD	8,858	CAD	11,808	01/19/2023	(136,029)
Citibank, NA	USD	2,741	MXN	53,015	01/19/2023	(28,171)
Citibank, NA	KRW	10,681,244	USD	7,977	01/30/2023	(508,056)
Citibank, NA	USD	2,257	NOK	22,313	02/03/2023	23,362
Citibank, NA	JPY	2,743,448	USD	19,860	02/09/2023	(1,140,716)
Citibank, NA	USD	21,940	JPY	3,029,195	02/09/2023	1,247,173
Citibank, NA	USD	4,865	EUR	4,533	02/27/2023	4,595
Citibank, NA	SGD	3,755	USD	2,786	03/02/2023	(19,916)
Citibank, NA	INR	438,537	USD	5,275	03/16/2023	(1,033)
Citibank, NA	USD	2,645	INR	219,365	03/16/2023	(5,884)
Credit Suisse International	USD	2,566	AUD	3,830	01/19/2023	42,685
Credit Suisse International	USD	2,801	SEK	28,848	02/03/2023	(31,312)
Deutsche Bank AG	USD	22,052	CAD	29,825	01/19/2023	(22,725)
Goldman Sachs Bank USA	AUD	4,286	USD	2,741	01/19/2023	(178,846)
Goldman Sachs Bank USA	NZD	4,039	USD	2,513	02/02/2023	(52,122)
HSBC Bank USA	GBP	1,234	USD	1,483	01/18/2023	(9,578)
HSBC Bank USA	USD	7,496	GBP	6,036	01/18/2023	(196,521)
HSBC Bank USA	AUD	11,448	USD	7,621	01/19/2023	(178,525)
HSBC Bank USA	CAD	2,811	USD	2,061	01/19/2023	(15,357)
HSBC Bank USA	KRW	2,594,882	USD	1,944	01/30/2023	(117,186)
HSBC Bank USA	USD	5,398	PLN	24,483	01/30/2023	178,500
HSBC Bank USA	NZD	1,350	USD	871	02/02/2023	13,639
HSBC Bank USA	JPY	228,442	USD	1,742	02/09/2023	(6,541)
HSBC Bank USA	USD	2,782	JPY	378,165	02/09/2023	112,756
HSBC Bank USA	USD	5,741	CNH	40,440	02/16/2023	121,623
HSBC Bank USA	USD	19,869	EUR	18,823	02/27/2023	354,157
HSBC Bank USA	USD	1,827	CHF	1,675	03/01/2023	(4,686)
HSBC Bank USA	USD	8,300	SGD	11,227	03/02/2023	89,858
JPMorgan Chase Bank, NA	BRL	11,243	USD	2,106	01/04/2023	(23,301)
JPMorgan Chase Bank, NA	USD	2,155	BRL	11,243	01/04/2023	(25,323)
JPMorgan Chase Bank, NA	GBP	2,322	USD	2,764	01/18/2023	(44,294)
JPMorgan Chase Bank, NA	USD	990	GBP	831	01/18/2023	15,537
JPMorgan Chase Bank, NA	CAD	1,849	USD	1,368	01/19/2023	2,295
JPMorgan Chase Bank, NA	CAD	976	USD	719	01/19/2023	(1,641)
JPMorgan Chase Bank, NA	MXN	50,774	USD	2,549	01/19/2023	(49,184)
JPMorgan Chase Bank, NA	USD	5,402	AUD	8,549	01/19/2023	422,230
JPMorgan Chase Bank, NA	USD	2,596	CAD	3,499	01/19/2023	(11,647)
JPMorgan Chase Bank, NA	USD	2,679	MXN	52,205	01/19/2023	(7,409)
JPMorgan Chase Bank, NA	PLN	12,132	USD	2,707	01/30/2023	(56,350)
JPMorgan Chase Bank, NA	NZD	1,697	USD	1,074	02/02/2023	(3,933)
JPMorgan Chase Bank, NA	USD	4,095	NZD	6,640	02/02/2023	121,834
JPMorgan Chase Bank, NA	USD	2,796	NZD	4,369	02/02/2023	(21,149)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, NA	NOK	18,066	USD	1,803	02/03/2023	$(42,771)
JPMorgan Chase Bank, NA	EUR	547	USD	576	02/27/2023	(10,978)
JPMorgan Chase Bank, NA	USD	1,001	EUR	944	02/27/2023	13,974
JPMorgan Chase Bank, NA	SGD	3,757	USD	2,774	03/02/2023	(33,540)
Morgan Stanley Capital Services, Inc.	BRL	15,815	USD	3,027	01/04/2023	31,851
Morgan Stanley Capital Services, Inc.	USD	2,494	BRL	13,529	01/04/2023	68,424
Morgan Stanley Capital Services, Inc.	USD	438	BRL	2,286	01/04/2023	(5,150)
Morgan Stanley Capital Services, Inc.	GBP	636	USD	791	01/18/2023	21,511
Morgan Stanley Capital Services, Inc.	AUD	4,111	USD	2,660	01/19/2023	(140,787)
Morgan Stanley Capital Services, Inc.	CAD	8,735	USD	6,500	01/19/2023	47,973
Morgan Stanley Capital Services, Inc.	USD	5,487	AUD	8,265	01/19/2023	144,055
Morgan Stanley Capital Services, Inc.	USD	8,308	CAD	11,281	01/19/2023	24,114
Morgan Stanley Capital Services, Inc.	PLN	12,132	USD	2,713	01/30/2023	(50,465)
Morgan Stanley Capital Services, Inc.	USD	2,781	KRW	3,786,731	01/30/2023	227,516
Morgan Stanley Capital Services, Inc.	NZD	11,778	USD	7,265	02/02/2023	(216,086)
Morgan Stanley Capital Services, Inc.	USD	432	BRL	2,286	02/02/2023	(1,361)
Morgan Stanley Capital Services, Inc.	USD	4,371	NZD	7,086	02/02/2023	129,994
Morgan Stanley Capital Services, Inc.	SEK	21,672	USD	2,066	02/03/2023	(13,983)
Morgan Stanley Capital Services, Inc.	JPY	580,536	USD	4,276	02/09/2023	(167,333)
Morgan Stanley Capital Services, Inc.	CNH	3,033	USD	427	02/16/2023	(13,136)
Morgan Stanley Capital Services, Inc.	EUR	7,697	USD	8,197	02/27/2023	(71,747)
Morgan Stanley Capital Services, Inc.	CHF	11,383	USD	12,268	03/01/2023	(117,946)
Morgan Stanley Capital Services, Inc.	MYR	5,519	USD	1,264	03/16/2023	(1,733)
Natwest Markets PLC	USD	5,821	GBP	4,749	01/18/2023	(77,167)
Natwest Markets PLC	USD	2,752	CAD	3,727	01/19/2023	325
Natwest Markets PLC	USD	2,767	JPY	373,773	02/09/2023	94,255
Standard Chartered Bank	USD	3,988	CAD	5,438	01/19/2023	28,438
Standard Chartered Bank	KRW	7,835,840	USD	5,738	01/30/2023	(487,405)
Standard Chartered Bank	USD	8,226	KRW	11,057,312	01/30/2023	558,462
Standard Chartered Bank	EUR	19,588	USD	20,664	02/27/2023	(380,727)
State Street Bank & Trust Co.	GBP	311	USD	374	01/18/2023	(1,847)
State Street Bank & Trust Co.	AUD	12,747	USD	8,209	01/19/2023	(476,036)
State Street Bank & Trust Co.	CAD	861	USD	639	01/19/2023	3,086
State Street Bank & Trust Co.	CAD	183	USD	135	01/19/2023	(102)
State Street Bank & Trust Co.	USD	174	AUD	270	01/19/2023	10,118
State Street Bank & Trust Co.	USD	213	CAD	290	01/19/2023	1,971
State Street Bank & Trust Co.	NZD	394	USD	251	02/02/2023	817
State Street Bank & Trust Co.	SEK	3,720	USD	355	02/03/2023	(2,491)
State Street Bank & Trust Co.	USD	188	DKK	1,342	02/03/2023	5,557
State Street Bank & Trust Co.	USD	277	JPY	38,013	02/09/2023	13,542

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	USD	727	EUR	681	02/27/2023	$5,313
UBS AG	USD	5,318	CLP	4,793,692	01/19/2023	325,590
UBS AG	SEK	28,774	USD	2,789	02/03/2023	26,666
UBS AG	EUR	19,215	USD	20,517	02/09/2023	(101,160)
UBS AG	EUR	22,356	USD	23,858	02/27/2023	(160,535)
UBS AG	USD	2,809	CHF	2,600	03/01/2023	20,421

						$(3,523,939)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 39, 5 Year Index, 12/20/2027*	5.00%	Quarterly	4.85%	USD	1,557	$(11,487)	$56,799	$(68,286)
CDX-NAIG Series 39, 5 Year Index, 12/20/2027*	1.00	Quarterly	0.82	USD	17,330	(144,062)	(19,728)	(124,334)
iTraxx Xover Series 38, 5 Year Index, 12/20/2027*	5.00	Quarterly	4.74	EUR	1,330	(16,407)	13,610	(30,017)
Malaysia, 12/20/2027*	1.00	Quarterly	0.79	USD	26,220	(251,878)	(157,263)	(94,615)

						$(423,834)	$(106,582)	$(317,252)

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
USD	44,410	07/15/2024	3.440%	CPI#	Maturity	$(90,400)	$—	$(90,400)
USD	10,370	07/15/2024	3.360%	CPI#	Maturity	(5,141)	—	(5,141)
USD	28,500	02/26/2025	1.589%	CPI#	Maturity	3,479,371	—	3,479,371
USD	17,150	02/28/2025	1.527%	CPI#	Maturity	2,144,553	—	2,144,553
USD	12,590	05/13/2027	3.263%	CPI#	Maturity	(121,525)	—	(121,525)
USD	6,245	07/08/2027	2.770%	CPI#	Maturity	33,963	—	33,963
USD	6,245	07/08/2027	2.778%	CPI#	Maturity	31,758	—	31,758

						$5,472,579	$—	$5,472,579

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
NZD	1,981	11/01/2024	3 Month BKBM	2.580%	Quarterly/ Semi-Annual	$(64,877)	$—	$(64,877)
NZD	5,299	11/02/2024	3 Month BKBM	2.503%	Quarterly/ Semi-Annual	(178,894)	—	(178,894)
USD	610	04/21/2025	1.972%	3 Month LIBOR	Semi-Annual/ Quarterly	37,542	—	37,542
USD	370	06/09/2025	2.470%	3 Month LIBOR	Semi-Annual/ Quarterly	18,152	—	18,152
USD	484	08/04/2025	2.285%	3 Month LIBOR	Semi-Annual/ Quarterly	24,769	—	24,769
USD	1,990	04/27/2026	1.773%	3 Month LIBOR	Semi-Annual/ Quarterly	161,407	—	161,407
USD	840	10/04/2026	1.459%	3 Month LIBOR	Semi-Annual/ Quarterly	83,469	25,406	58,063
USD	420	11/08/2026	1.657%	3 Month LIBOR	Semi-Annual/ Quarterly	39,026	—	39,026
USD	420	11/09/2026	1.672%	3 Month LIBOR	Semi-Annual/ Quarterly	38,755	—	38,755
USD	1,040	04/04/2027	2.436%	3 Month LIBOR	Semi-Annual/ Quarterly	70,573	(6,137)	76,710
USD	580	04/26/2027	2.287%	3 Month LIBOR	Semi-Annual/ Quarterly	43,438	12	43,426
EUR	3,459	05/12/2027	6 Month EURIBOR	1.494%	Semi-Annual/ Annual	(234,234)	—	(234,234)
EUR	2,641	05/13/2027	6 Month EURIBOR	1.464%	Semi-Annual/ Annual	(185,725)	—	(185,725)
USD	10,260	06/05/2027	0.558%	3 Month LIBOR	Semi-Annual/ Quarterly	1,486,238	—	1,486,238
USD	6,030	07/20/2027	2.227%	3 Month LIBOR	Semi-Annual/ Quarterly	448,574	17,683	430,891
USD	1,360	09/27/2029	1.593%	3 Month LIBOR	Semi-Annual/ Quarterly	181,505	—	181,505
USD	1,830	12/13/2029	1.764%	3 Month LIBOR	Semi-Annual/ Quarterly	241,111	—	241,111
USD	15,740	05/21/2031	1.617%	3 Month LIBOR	Semi-Annual/ Quarterly	2,572,533	—	2,572,533
EUR	1,930	08/18/2032	6 Month EURIBOR	1.800%	Semi-Annual/ Annual	(227,620)	—	(227,620)
AUD	2,475	11/14/2032	4.355%	6 Month BBSW	Semi-Annual	20,497	22,355	(1,858)
AUD	2,475	11/14/2032	6 Month BBSW	4.355%	Semi-Annual	(22,671)	—	(22,671)
USD	1,010	11/10/2035	2.613%	3 Month LIBOR	Semi-Annual/ Quarterly	127,537	—	127,537
EUR	2,300	09/30/2050	0.122%	6 Month EURIBOR	Annual/ Semi-Annual	1,179,085	—	1,179,085
EUR	2,300	09/30/2050	6 Month EURIBOR	(0.017)%	Semi-Annual/ Annual	(1,245,089)	—	(1,245,089)
EUR	2,310	11/10/2050	0.023%	6 Month EURIBOR	Annual/ Semi-Annual	1,222,034	—	1,222,034
EUR	2,310	11/10/2050	6 Month EURIBOR	(0.043)%	Semi-Annual/ Annual	(1,263,277)	—	(1,263,277)

						$4,573,858	$59,319	$4,514,539

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	3	$(620)	$(379)	$(241)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	3	(620)	(303)	(317)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	3	(620)	(239)	(381)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	6	(1,395)	(702)	(693)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	7	(1,705)	(781)	(924)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	11	(2,635)	(1,360)	(1,275)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	34	(8,215)	(2,157)	(6,058)
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	6	(1,395)	(621)	(774)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	6	(1,550)	(338)	(1,212)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	36	(8,835)	(4,227)	(4,608)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	41	(10,075)	(4,376)	(5,699)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	41	(10,075)	(4,374)	(5,701)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	163	(39,831)	(10,612)	(29,219)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	6	(1,395)	(404)	(991)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	11	$(2,789)	$(950)	$(1,839)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	22	(5,425)	(2,037)	(3,388)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	22	(5,425)	(1,882)	(3,543)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	35	(8,524)	(2,797)	(5,727)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	40	(9,765)	(3,950)	(5,815)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	44	(10,694)	(4,389)	(6,305)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	59	(14,414)	(7,449)	(6,965)
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	6	(1,395)	(517)	(878)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	6	(1,550)	(574)	(976)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	186	(45,412)	(21,161)	(24,251)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	660	(161,439)	(51,555)	(109,884)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	47	(11,469)	(3,071)	(8,398)

						$(367,267)	$(131,205)	$(236,062)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Pay Total Return on Reference Obligation
JPMorgan Chase Bank, NA
iBoxx $ Liquid High Yield Index	1 Day SOFR	Maturity	USD	101	03/20/2023	$202,687
Receive Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
Swiss Market Index Futures	0.00%	Maturity	CHF	4,369	03/17/2023	(166,832)

						$35,855

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At December 31, 2022, the aggregate market value of these securities amounted to $222,105,659 or 25.7% of net assets.

(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(c)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Fair valued by the Adviser.
(f)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2022.
(g)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.33% of net assets as of December 31, 2022, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
GSF Series 2021-1, Class A1 1.433%, 08/15/2026	02/25/2021	$399,396	$382,895	0.04%
GSF Series 2021-1, Class A2 2.435%, 08/15/2026	02/25/2021	1,096,698	1,007,673	0.12%
GSF Series 2021-1, Class AS 2.638%, 08/15/2026	02/25/2021	39,793	35,384	0.00%
HFX Funding Series 2017-1A, Class A3 3.647%, 03/15/2035	11/19/2020	1,308,901	1,140,013	0.13%
JPMorgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 8.639%, 11/25/2024	11/06/2015	19,967	19,310	0.00%
PMT Credit Risk Transfer Trust Series 2020-1R, Class A 6.737%, 02/27/2023	02/11/2020	149,902	141,791	0.02%
Terraform Global Operating LP 6.125%, 03/01/2026	02/08/2018	133,000	123,843	0.01%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 9.639%, 11/25/2025	09/28/2015	126,711	117,291	0.01%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 9.889%, 11/25/2025	09/28/2015	$31,588	$30,028	0.00%

(h)	Inverse interest only security.
(i)	IO - Interest Only.
(j)	Affiliated investments.
(k)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(l)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(m)	Non-income producing security.
(n)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at December 31, 2022.
(o)	The rate shown represents the 7-day yield as of period end.
(p)

As of December 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $28,662,613 and gross unrealized depreciation of investments was $(93,373,593), resulting in net unrealized depreciation of $(64,710,980).

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

CNY – Chinese Yuan Renminbi

DKK – Danish Krone

EUR – Euro

GBP – Great British Pound

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PLN – Polish Zloty

SEK – Swedish Krona

SGD – Singapore Dollar

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

BBSW – Bank Bill Swap Reference Rate (Australia)

BKBM – Bank Bill Benchmark (New Zealand)

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CPI – Consumer Price Index

ETS – Emission Trading Scheme

EURIBOR – Euro Interbank Offered Rate

FTSE – Financial Times Stock Exchange

LIBOR – London Interbank Offered Rate

MSCI – Morgan Stanley Capital International

OAT – Obligations Assimilables du Trésor

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

SPI – Share Price Index

TBA – To Be Announced

TIPS – Treasury Inflation Protected Security

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

Sanford C. Bernstein Fund, Inc.

Overlay B Portfolio

December 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Governments - Treasuries	$—	$260,271,121	$—	$260,271,121
Corporates - Investment Grade	—	162,419,391	—	162,419,391
Inflation-Linked Securities	—	139,281,217	—	139,281,217
Mortgage Pass-Throughs	—	61,042,851	—	61,042,851
Collateralized Mortgage Obligations	—	34,573,393	—	34,573,393
Investment Companies	31,817,797	—	—	31,817,797
Asset-Backed Securities	—	26,168,072	—	26,168,072
Commercial Mortgage-Backed Securities	—	18,393,598	1,425,952	19,819,550
Collateralized Loan Obligations	—	17,556,855	—	17,556,855
Corporates - Non-Investment Grade	—	15,586,112	—	15,586,112
Options Purchased - Puts	—	6,010,579	—	6,010,579
Covered Bonds	—	5,669,797	—	5,669,797
Governments - Sovereign Bonds	—	5,578,482	—	5,578,482
Emerging Markets - Corporate Bonds	—	5,523,682	—	5,523,682
Supranationals	—	3,531,235	—	3,531,235
Local Governments - US Municipal Bonds	—	3,007,499	—	3,007,499
Quasi-Sovereigns	—	2,510,064	—	2,510,064
Governments - Sovereign Agencies	—	2,431,872	—	2,431,872
Local Governments - Provincial Bonds	—	2,202,588	—	2,202,588

Emerging Markets - Treasuries	—	2,094,433	—	2,094,433
Emerging Markets - Sovereigns	—	1,481,596	—	1,481,596
Local Governments - Regional Bonds	—	1,379,987	—	1,379,987
Agencies	—	570,510	—	570,510
Short-Term Investments:
Investment Companies	72,554,357	—	—	72,554,357
Governments - Treasuries	—	5,548,047	—	5,548,047
U.S. Treasury Bills	—	4,368,811	—	4,368,811

Total Investments in Securities	104,372,154	787,201,792	1,425,952	892,999,898

Other Financial Instruments(a):
Assets:
Futures	3,604,000	—	—	3,604,000
Forward Currency Exchange Contracts	—	6,749,907	—	6,749,907
Centrally Cleared Inflation (CPI) Swaps	—	5,689,645	—	5,689,645
Centrally Cleared Interest Rate Swaps	—	7,996,245	—	7,996,245
Total Return Swaps	—	202,687	—	202,687
Liabilities:
Futures	(7,817,182)	—	—	(7,817,182)
Forward Currency Exchange Contracts	—	(10,273,846)	—	(10,273,846)
Centrally Cleared Credit Default Swaps	—	(423,834)	—	(423,834)
Centrally Cleared Inflation (CPI) Swaps	—	(217,066)	—	(217,066)
Centrally Cleared Interest Rate Swaps	—	(3,422,387)	—	(3,422,387)
Credit Default Swaps	—	(367,267)	—	(367,267)
Total Return Swaps	—	(166,832)	—	(166,832)

Total	$100,158,972	$792,969,044	$1,425,952	$894,553,968

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2022 is as follows:

							Distributions
Fund	Market Value 09/30/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 12/31/2022 (000)	Dividend Income (000)	Realized Gains (000)
AB All Market Real Return Portfolio	$29,457	$2,522	$0	$0	$(161)	$31,818	$2,522	$0
Government Money Market Portfolio	99,713	142,774	169,933	0	0	72,554	745	$0
Total	$129,170	$145,296	$169,933	$0	$(161)	$104,372	$3,267	$0